                                   NATIONWIDE
                                   DC VARIABLE
                                     ACCOUNT

                                   [PICTURE]

                                  ANNUAL REPORT
                                       TO
                      PARTICIPANTS AND RETIRED PARTICIPANTS
                                DECEMBER 31, 1998

                                                                          [LOGO]
                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO



APO-723-Z (12/88)

                                     [LOGO]

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                   [PICTURE]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 1998 annual report of the Nationwide DC Variable Account.

Equity markets again defied the odds in 1998 to tally a fourth straight year of double-digit gains, as measured by the major indices. This surprise came following the breathtaking correction during the third quarter that gave us a broad double-digit retreat. Fixed income investments also provided respectable returns in 1998, supported by the continued low inflationary environment and favorable Federal Reserve actions.

The performance of the American economy continues strong into 1999. However, we believe the persisting slump in Asia and recent difficulties in Latin America will inevitably take their toll and dampen growth in the United States. This moderation, we think, will be healthy for our economy and get us back to a more sustainable growth level. We look for interest rates to continue within the range of the recent past, and we expect inflation to remain subdued. Moreover, we remain optimistic about long-term prospects for U.S. business activity; holders of financial assets should continue to profit from the anticipated favorable investment climate.

We are pleased you have chosen our Company to provide the investment products and services to help you meet your retirement savings and financial planning goals.

                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                February 16, 1999

CONTENTS

HOW TO READ THE ANNUAL REPORT ..............................    5
     Explanation on how to read and understand
     the various financial reports


FUND PERFORMANCES ..........................................    6


STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY   10


STATEMENTS OF OPERATIONS AND CHANGES
IN CONTRACT OWNERS' EQUITY .................................   14


NOTES TO FINANCIAL STATEMENTS ..............................   36


INDEPENDENT AUDITORS' REPORT ...............................   53

HOW TO READ THE ANNUAL REPORT


This Annual Report is sent to all customers who own a Nationwide annuity with all or some of the funds in the Nationwide DC Variable Account (the Account). The Account is a separate account trust which offers investment options in ninety mutual funds from twenty-four mutual fund houses.

The Annual Report has two major financial sections.

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement, beginning on page 10, lists all the funds in the Account, the number of shares owned, the amount paid for the shares (i.e., cost) and their market value on December 31, 1998. The funds are generally presented in alphabetical order. The market value of the assets change as the underlying mutual fund shares change in value. As contract owners make exchanges between the funds, the number of shares in each fund increases and decreases. When money is deposited (withdrawn) by contract owners, shares of the mutual funds are bought (sold) by the Account. The total market value of the funds is equal to the Total investments.

Accounts receivable, if applicable, is an asset of the Account for money market fund shares or reinvested dividend shares added to the contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equals Total assets.

Accounts payable, if applicable, is a liability of the Account for money market fund shares deducted from the contract owners' accounts, but not yet deducted from Total investments.

Total assets minus Accounts payable equals Contract owners' equity. For a summary of Contract owners' equity by fund series turn to page 41.

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

These statements, found on page 14, show the activity in the Account for the periods stated herein.

The Investment activity section shows the changes in unrealized gain (loss) of the mutual funds in the Account, realized gain (loss) as shares of the funds are bought (sold), mortality, expense and administration charges and the variable account fee which are assessed through the daily unit value calculations, and dividends and capital gains earnings from the underlying mutual funds.

The Equity transactions section illustrates the receipt of purchase payments by the Account as new contracts are sold, existing contract owners deposit additional funds; and deductions from the Account when money is withdrawn, contracts are canceled, annuity benefits are paid, and annual contract maintenance charges and contingent deferred sales charges are assessed.

Net change in contract owners' equity equals Investment activity plus Equity transactions.

The Contract owners' equity at the beginning of the period plus the Net change in contract owners' equity equals the Contract owners' equity at the end of the period. Contract owners' equity at the end of the calendar year will equal the Contract owners' equity at the beginning of the next year.

As you review the following pages of the Annual Report, the Notes to Financial Statements, beginning on page 36, will also help explain and clarify the various statements and schedules.

FUND PERFORMANCES
--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURN: NON-STANDARDIZED+
 PERCENT CHANGE IN NET ASSETS WITH CAPITAL GAINS AND INCOME DIVIDENDS REINVESTED
--------------------------------------------------------------------------------

                                                        YEAR          YEAR         3 YEARS       5 YEARS      10 YEARS*
                                                        1998          1997         1/1/96-       1/1/94-      1/1/89-
FUNDS**                                                                           12/31/98      12/31/98     12/31/98
------------------------------------------------------------------------------------------------------------------------
LIFE DESIGN SERIES
Aggressive Portfolio                                     N/A           N/A           N/A           N/A           N/A
Moderately Aggressive Portfolio                          N/A           N/A           N/A           N/A           N/A
Moderate Portfolio                                       N/A           N/A           N/A           N/A           N/A
Moderately Conservative Portfolio                        N/A           N/A           N/A           N/A           N/A
Conservative Portfolio                                   N/A           N/A           N/A           N/A           N/A

VERY HIGH
AIM Constellation Fund                                 18.28%        12.37%        15.43%        15.91%        19.82%
American Century: Twentieth Century Growth Fund        35.48%        28.06%        25.49%        18.12%        17.61%
American Century:
  Twentieth Century International Discover             16.76%          N/A         20.92%          N/A           N/A
American Century:
  Twentieth Century International Growth               17.89%          N/A         16.58%        10.63%          N/A
American Century: Twentieth Century Ultra Fund         33.27%        21.97%        22.38%        19.00%        22.83%
INVESCO Dynamics Fund                                  22.47%          N/A         20.18%        18.10%        18.92%
Janus Twenty Fund                                      71.74%        28.47%        40.85%        28.35%        24.57%
Mass. Investors Growth Stock Fund                      38.68%        46.75%        35.29%        23.80%        20.50%
NSAT Small Company Fund                                 0.05%          N/A         12.26%          N/A           N/A
Prestige Small Capital Fund                              N/A           N/A           N/A           N/A           N/A
Putnam Voyager Fund                                    22.88%        24.79%        19.66%        18.80%        19.17%
Warburg Pincus Emerging Growth                          4.82%          N/A         11.07%        14.15%        15.42%

HIGH
AIM Weingarten Fund                                    32.32%        25.28%        24.75%        20.90%        17.97%
American Century: Twentieth Century Select Fund        34.37%        30.94%        27.60%        18.12%        16.27%
Davis New York Venture Fund                            13.65%        32.41%        23.55%        20.60%        19.36%
Dreyfus Appreciation                                   29.61%          N/A         26.90%        23.44%        17.37%
Dreyfus Third Century Fund                             28.94%        28.15%        26.72%        20.20%        15.72%
Fidelity Advisor Growth Opportunities                  23.03%          N/A           N/A           N/A           N/A
Fidelity Contrafund                                    30.28%        21.84%        24.23%        20.45%        22.88%
Fidelity Magellan(R)Fund                               32.36%        25.40%        22.45%        19.34%        18.76%
Fidelity OTC Portfolio                                 39.05%         8.87%        22.88%        19.61%        18.38%
Growth Fund of America(R)                              30.53%        25.66%        23.11%        18.91%        16.79%
Janus Fund                                             37.58%        21.56%        25.60%        20.00%        19.29%
Janus Worldwide Fund                                   24.68%          N/A         23.05%        18.22%          N/A
MFS(R)Growth Opportunities Fund                        27.95%        22.12%        23.55%        18.99%        15.66%
Morgan Stanley Institutional Fund                      17.66%          N/A           N/A           N/A           N/A
Nationwide(R)Growth Fund                               22.58%        25.04%        21.00%        17.82%        13.99%
Neuberger & Berman Manhattan Fund                      15.29%        27.98%        17.09%        14.75%        14.35%
Neuberger & Berman Partners Fund                        5.27%          N/A         19.09%        17.10%        15.13%
Neuberger & Berman Partners Trust                       5.14%          N/A         18.97%        17.20%        15.10%
Oppenheimer Global Fund                                11.35%          N/A         15.66%        11.15%        12.65%
Prestige International Fund                              N/A           N/A           N/A           N/A           N/A
Prestige Large Capital Growth Fund                       N/A           N/A           N/A           N/A           N/A
Putnam Investors Fund                                  34.24%        33.22%        29.08%        22.95%        19.02%
Seligman Growth Fund                                   33.96%        16.99%        23.43%        17.92%        16.29%
Strong Common Stock                                     5.59%        22.85%        15.67%        14.88%          N/A
------------------------------------------------------------------------------------------------------------------------

FUND PERFORMANCES
--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURN: NON-STANDARDIZED+
 PERCENT CHANGE IN NET ASSETS WITH CAPITAL GAINS AND INCOME DIVIDENDS REINVESTED
--------------------------------------------------------------------------------

                                                        YEAR          YEAR         3 YEARS       5 YEARS      10 YEARS*
                                                        1998          1997         1/1/96-       1/1/94-      1/1/89-
FUNDS**                                                                           12/31/98      12/31/98     12/31/98
------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Fund(R)              15.04%         1.73%        10.37%         7.84%         9.40%
Templeton Foreign Fund                                 -5.79          5.64%         5.17%         4.95%         9.56%
Templeton Global Smaller Companies Fund               -12.23          6.05%         4.02%         4.39%         8.73%

MODERATE
American Century: Income & Growth Investors            26.49%          N/A         27.48%        22.57%          N/A
Delaware Group - Decatur Income Fund                    9.05%        28.73%        18.77%        16.79%        12.93%
Dreyfus Premier Midcap Stock Fund                       7.61%          N/A         21.88%          N/A           N/A
Dreyfus S&P 500 Index Fund                             26.87%        31.83%        26.40%        22.22%          N/A
Evergreen Income and Growth Fund                       -1.73         24.40%        10.98%         9.23%         9.51%
Fidelity Equity-Income Fund                            11.46%        28.76%        19.82%        17.40%        14.60%
Fidelity Growth and Income Portfolio                   27.10%        28.94%        24.90%        21.49%        19.16%
INVESCO Industrial Income Fund                         13.05%        25.25%        17.86%        14.48%        15.72%
Nationwide(R)Fund                                      29.11%        38.31%        29.90%        22.97%        17.81%
Nationwide S&P 500 Index Fund - Y                        N/A           N/A           N/A           N/A           N/A
Neuberger & Berman Guardian Fund                        1.38%        16.82%        11.41%        12.52%        13.79%
Neuberger & Berman Guardian Trust                       1.40%          N/A         11.34%        12.66%          N/A
Prestige Large Capital Value Fund                        N/A           N/A           N/A           N/A           N/A
SEI Index S&P 500 Index Fund                           27.13%          N/A         26.73%        22.60%        17.83%

LOW
Fidelity Advisor High Yield Fund                       -1.66%          N/A          7.55%         7.24%        11.33%
Fidelity Asset ManagerTM                               15.00%          N/A         15.86%        10.99%        12.87%
Fidelity Capital & Income Fund                          3.76%          N/A          9.16%         7.28%        10.11%
Fidelity Puritan(R)Fund                                15.49%          N/A         16.88%        14.14%        13.74%
Income Fund of America(R)                               8.43%          N/A         14.41%        13.08%        12.52%
INVESCO Total Return Fund                              12.24%          N/A         15.49%        14.54%        12.81%
MFS(R)High Income Fund                                  0.07%          N/A          7.64%         6.90%         8.50%
Prestige Balance Fund                                    N/A           N/A           N/A           N/A           N/A

VERY LOW
Bond Fund of AmericaSM                                  4.17%         8.20%         6.01%         5.59%         8.15%
Federated Bond Fund Class F                             4.62%          N/A          6.27%         6.46%         8.83%
Federated GNMA Institutional                            5.69%          N/A          5.81%         5.63%         7.62%
Federated U.S. Government Securities Fund               7.08%         6.12%         5.25%         4.97%         6.79%
MAS Fixed Income Portfolio                              5.90%         8.57%         6.93%         6.19%         8.71%
Nationwide(R)Bond Fund                                  7.34%         8.27%         5.32%         5.51%         7.64%

STABLE VALUE
Dreyfus Cash Management                                 4.50%         4.55%         4.49%         4.31%         4.75%
Nationwide(R)Money Market Fund                          4.08%         4.12%         4.06%         3.89%         4.25%

S&P 500 ***                                            28.58%        33.36%        28.22%        24.05%        19.20%
------------------------------------------------------------------------------------------------------------------------



   * The percentage in the 10-year column for the Fidelity Asset Manager reflects performance since its inception in December 1988, the figure shown for Strong Common Stock reflects performance since its inception in December 1989, and the figure shown for Dreyfus S&P 500 Index Fund reflects performance since its inception in November 1989.

  ** Funds are neither insured nor guaranteed by the U.S. Government. For the Money Market Funds, there can be no assurance that this fund will be able to maintain a stable net asset value of $1 per share.

 *** The S&P 500 is a stock market index which assumes investment in the 500 largest available stocks. This unmanaged index is normally used as a comparison or benchmark against equity mutual funds.

   + SEC and NASD regulations require that any reporting of product performance be accompanied by standardized data and the disclosures are on the following page. Please review this information and a product prospectus before investing.

NOTE: The above illustration represents past performance based on a $1,000 hypothetical Investment and reflects the deduction of an actuarial risk fee which is equivalent to 0.95% on an annualized basis. The results shown represent past performance and should not be considered a representation of performance or investor experience of the funds in the future. Investment returns and principal are not guaranteed under these variable options. The unit values at the time of redemption may be worth more or less than their original cost.

For complete information about the options available to you through your Deferred Compensation Program, including charges and expenses, consult your prospectus(es) which are available from your local representative. Please read the prospectus(es) carefully before investing or sending money. Sources:
Nationwide Advisory Services Computer Directions Advisors, Inc.

FUND PERFORMANCES
--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN: STANDARDIZED
 PERCENT CHANGE IN NET ASSETS WITH CAPITAL GAINS AND INCOME DIVIDENDS REINVESTED
--------------------------------------------------------------------------------

                                                        YEAR          YEAR         3 YEARS       5 YEARS      10 YEARS*
                                                        1998          1997         1/1/96-       1/1/94-      1/1/89-
FUNDS**                                                                           12/31/98      12/31/98     12/31/98
------------------------------------------------------------------------------------------------------------------------
LIFE DESIGN SERIES
Aggressive Portfolio                                     N/A          N/A           N/A           N/A           N/A
Moderately Aggressive Portfolio                          N/A          N/A           N/A           N/A           N/A
Moderate Portfolio                                       N/A          N/A           N/A           N/A           N/A
Moderately Conservative Portfolio                        N/A          N/A           N/A           N/A           N/A
Conservative Portfolio                                   N/A          N/A           N/A           N/A           N/A

VERY HIGH
AIM Constellation Fund                                 11.78%        5.87%        12.81%        14.12%          N/A
American Century: Twentieth Century Growth Fund        28.98%       21.56%        23.09%        16.25%        16.67%
American Century:
  Twentieth Century International Discovery              N/A          N/A           N/A           N/A           N/A
American Century:
  Twentieth Century International Growth                 N/A          N/A           N/A           N/A           N/A
American Century: Twentieth Century Ultra Fund         26.77%       15.47%        19.90%        17.21%          N/A
INVESCO Dynamics Fund                                    N/A          N/A           N/A           N/A           N/A
Janus Twenty Fund                                      65.24%       21.97%        38.74%        26.67%          N/A
Mass. Investors Growth Stock Fund                      32.18%       40.25%        33.14%        22.05%        19.54%
NSAT Small Company Fund                                  N/A          N/A           N/A           N/A           N/A
Prestige Small Capital Fund                              N/A          N/A           N/A           N/A           N/A
Putnam Voyager Fund                                    16.38%       18.29%        17.13%        17.07%          N/A
Warburg Pincus Emerging Growth                           N/A          N/A           N/A           N/A           N/A

HIGH
AIM Weingarten Fund                                    25.82%       18.78%        22.36%        19.19%          N/A
American Century: Twentieth Century Select Fund        27.87%       24.44%        25.28%        16.21%          N/A
Davis New York Venture Fund                             7.15%       25.91%        21.22%        18.93%          N/A
Dreyfus Appreciation                                     N/A          N/A           N/A           N/A           N/A
Dreyfus Third Century Fund                             22.44%       21.65%        24.41%        18.42%        14.58%
Fidelity Advisor Growth Opportunities                    N/A          N/A           N/A           N/A           N/A
Fidelity Contrafund                                    23.78%       15.34%        21.84%        18.73%          N/A
Fidelity Magellan(R)Fund                               25.86%       18.90%        19.96%        17.56%          N/A
Fidelity OTC Portfolio                                 32.55%        2.37%        20.44%          N/A           N/A
Growth Fund of America(R)                              24.03%       19.16%        20.66%        17.12%          N/A
Janus Fund                                             31.08%       15.06%        23.21%        18.23%          N/A
Janus Worldwide Fund                                     N/A          N/A           N/A           N/A           N/A
MFS(R)Growth Opportunities Fund                        21.45%       15.62%        21.16%        17.21%        14.53%
Morgan Stanley Institutional Fund                        N/A          N/A           N/A           N/A           N/A
Nationwide(R)Growth Fund                               16.08%       18.54%        18.53%        16.03%        12.76%
Neuberger & Berman Manhattan Fund                       8.79%       21.48%        14.50%        12.84%          N/A
Neuberger & Berman Partners Fund                       -1.23%       21.51%          N/A           N/A           N/A
Neuberger & Berman Partners Trust                        N/A          N/A           N/A           N/A           N/A
Oppenheimer Global Fund                                  N/A          N/A           N/A           N/A           N/A
Prestige International Fund                              N/A          N/A           N/A           N/A           N/A
Prestige Large Capital Growth Fund                       N/A          N/A           N/A           N/A           N/A
Putnam Investors Fund                                  27.74%       26.72%        26.80%        21.26%        18.01%
Seligman Growth Fund                                   27.46%       10.49%        21.01%        16.07%        15.25%
Strong Common Stock                                    -0.91%       16.35%        13.12%        13.06%          N/A
------------------------------------------------------------------------------------------------------------------------

FUND PERFORMANCES
--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN: STANDARDIZED
 PERCENT CHANGE IN NET ASSETS WITH CAPITAL GAINS AND INCOME DIVIDENDS REINVESTED
--------------------------------------------------------------------------------

                                                        YEAR          YEAR         3 YEARS       5 YEARS      10 YEARS*
                                                        1998          1997         1/1/96-       1/1/94-      1/1/89-
FUNDS**                                                                           12/31/98      12/31/98     12/31/98
------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Fund(R)               8.54%       -4.77%         7.57%         5.65%          N/A
Templeton Foreign Fund                                -11.92%       -0.86%         2.25%         2.70%          N/A
Templeton Global Smaller Companies Fund               -18.04%       -0.45%         1.11%         2.13%          N/A

MODERATE
American Century: Income & Growth Investors              N/A          N/A           N/A           N/A           N/A
Delaware Group - Decatur Income Fund                    2.55%       22.23%        16.30%        15.01%          N/A
Dreyfus Premier Midcap Stock Fund                        N/A          N/A           N/A           N/A           N/A
Dreyfus S&P 500 Index Fund                             20.37%       25.33%          N/A           N/A           N/A
Evergreen Income and Growth Fund                       -8.07%       17.90%         8.26%         7.13%         8.16%
Fidelity Equity-Income Fund                             4.96%       22.26%        17.38%        15.64%        13.40%
Fidelity Growth and Income Portfolio                   20.60%       22.44%        22.53%        19.82%          N/A
INVESCO Industrial Income Fund                          6.55%       18.75%        15.33%        12.57%          N/A
Nationwide(R)Fund                                      22.61%       31.81%        27.67%        21.30%        16.78%
Nationwide S&P 500 Index Fund - Y                        N/A          N/A           N/A           N/A           N/A
Neuberger & Berman Guardian Fund                       -5.11%       10.32%         8.72%          N/A           N/A
Neuberger & Berman Guardian Trust                        N/A          N/A           N/A           N/A           N/A
Prestige Large Capital Value Fund                        N/A          N/A           N/A           N/A           N/A
SEI Index S&P 500 Index Fund                           20.63%       25.32%        24.42%        20.95%          N/A

LOW
Fidelity Advisor High Yield Fund                         N/A          N/A           N/A           N/A           N/A
Fidelity Asset Manager(TM)                              8.50%       14.62%        13.24%         8.88%          N/A
Fidelity Capital & Income Fund                         -2.74%        7.12%         6.34%         5.08%         8.75%
Fidelity Puritan(R)Fund                                 8.99%       14.69%        14.30%          N/A           N/A
Income Fund of America(R)                               1.93%       14.51%        11.78%        11.16%          N/A
INVESCO Total Return Fund                                N/A          N/A           N/A           N/A           N/A
MFS(R)High Income Fund                                 -6.36%        5.28%         4.78%         4.71%         7.02%
Prestige Balance Fund                                    N/A          N/A           N/A           N/A           N/A

VERY LOW
Bond Fund of America(SM)                               -2.33%        1.70%         3.03%         3.30%         6.78%
Federated Bond Fund Class F                              N/A          N/A           N/A           N/A           N/A
Federated GNMA Trust                                   -0.81%        1.30%         2.81%         3.35%          N/A
Federated U.S. Government Securities Fund               0.58%       -0.38%         2.21%         2.64%          N/A
MAS Fixed Income Portfolio                             -0.60%        2.07%         3.99%          N/A           N/A
Nationwide(R)Bond Fund                                  0.84%        1.77%         2.27%         3.19%         6.23%

STABLE VALUE
Dreyfus Cash Management                                -2.00%        -1.95%        1.44%         1.98%          N/A
Nationwide(R)Money Market Fund                         -2.42%        -2.38%        0.99%         1.53%         2.56%
------------------------------------------------------------------------------------------------------------------------

 * The percentage in the 10-year column for the Fidelity Asset Manager reflects performance since its inception in December 1988, the figure shown for Strong Common Stock reflects performance since its inception in December 1989, and the figure shown for Dreyfus S&P 500 Index Fund reflects performance since its inception in November 1989.

** Funds are neither insured nor guaranteed by the U.S. Government. For the Money Market Funds, there can be no assurance that this fund will be able to maintain a stable net asset value of $1 per share.

NOTE: The above illustration represents past fund performance based on a $1,000 hypothetical Investment. The performance figures reflect the deduction of a 0.95% annual asset fee, $15 annual administrative charge, and a 5.0% Contingent Deferred Sales Charge. These charges/fees may not be applicable to your Deferred Compensation Program. Investment principal and investment returns are not guaranteed under these variable options. Unit values at the time of redemption may be worth more or less than their original cost. The results shown above should not be considered a representation of performance or investor experience of the funds in the future.

For complete information about the options available to you through your Deferred Compensation Program, including charges and expenses, consult your prospectus(es) which are available from your local representative. Please read the prospectus(es) carefully before investing or sending money.

================================================================================

                         NATIONWIDE DC VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1998


ASSETS:
   Investments at market value:
      AIM Equity Funds, Inc. - AIM Constellation Fund - Institutional Class (AIMCon)
         263,200 shares (cost $7,413,238) ..........................................   $  8,314,474
      American Century: Income & Growth Fund (ACIncGro)
         8,751 shares (cost $252,715) ..............................................        255,963
      American Century: Twentieth Century Growth Fund (ACTCGro)
         7,549,979 shares (cost $173,502,107) ......................................    205,057,427
      American Century: Twentieth Century International Discovery Fund (ACTCIntDis)
         18,884 shares (cost $174,069) .............................................        180,719
      American Century: Twentieth Century Select Fund (ACTCSel)
         71,946 shares (cost $3,022,181) ...........................................      3,409,516
      American Century: Twentieth Century Ultra Fund (ACTCUltra)
         14,569,157 shares (cost $413,579,335) .....................................    486,755,522
      American Century VP - American Century VP Balanced (ACVPBal)
         1,638 shares (cost $12,405) ...............................................         13,660
      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         8,258 shares (cost $80,786) ...............................................         74,486
      The Bond Fund of America(SM), Inc. (BdFdAm)
         1,379,536 shares (cost $19,067,980) .......................................     18,775,484
      Davis New York Venture Fund, Inc. - Class A (DNYVenFd)
         14,014 shares (cost $325,076) .............................................        350,493
      Delaware Group Decatur Fund, Inc. -
      Decatur Income Fund Institutional Class (DeDecInc)
        17,665 shares (cost $327,850) ..............................................        323,087
      Dreyfus Appreciation Fund, Inc. (DryApp)
         19,100 shares (cost $783,375) .............................................        803,537
      Dreyfus Cash Management - Class A (DryCsMgt)
         243,926 shares (cost $243,926) ............................................        243,926
      Dreyfus Premier Midcap Stock - Class A (DryPreMCap)
         1,146 shares (cost $18,034) ...............................................         19,054
      Dreyfus S&P 500 Index Fund (Dry500Ix)
         1,859,812 shares (cost $58,191,897) .......................................     67,678,560
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         624 shares (cost $15,827) .................................................         19,407
      Dreyfus Stock Index Fund (DryStkIx)
         3,783 shares (cost $97,040) ...............................................        123,028
      The Dreyfus Third Century Fund, Inc. (Dry3dCen)
         4,603,101 shares (cost $47,080,177) .......................................     56,526,083

Evergreen Income and Growth Fund - Class Y (EvIncGro)
   190,917 shares (cost $3,808,065) ............................................     3,930,975
Federated Investment Series Fund, Inc. - Federated Bond Fund - Class F (FedBdFd)
   28,324 shares (cost $282,308) ...............................................       281,255
Federated U.S. Government Securities Fund: 2-5 Years -
Institutional Shares (FedUSGvt)
  572,243 shares (cost $6,185,458) .............................................     6,243,174
Fidelity Advisor Growth Opportunities Fund - Class A (FAGrOppA)
   6,154 shares (cost $304,000) ................................................       306,517
Fidelity Advisor High Yield Fund - Class T (FAHiYld)
   1,679 shares (cost $19,187) .................................................        19,028
Fidelity Asset Manager(TM) (FidAsMgr)
   546,181 shares (cost $9,688,228) ............................................     9,498,080
Fidelity Capital & Income Fund (FidCapInc)
   136,360 shares (cost $1,257,492) ............................................     1,265,424
Fidelity Contrafund (FidContr)
   6,695,436 shares (cost $289,882,971) ........................................   380,233,829
Fidelity Equity-Income Fund (FidEqInc)
   5,618,084 shares (cost $231,095,999) ........................................   312,084,541
Fidelity Growth & Income Portfolio (FidGrInc)
   465,518 shares (cost $18,444,138) ...........................................    21,339,345
Fidelity Magellan(R) Fund (FidMgln)
   2,577,582 shares (cost $215,781,095) ........................................   311,423,426
Fidelity VIP Fund II - Asset Manager Portfolio (FidVIPAM)
   2,717 shares (cost $43,205) .................................................        49,340
Fidelity VIP Fund - Equity-Income Portfolio (FidVIPEI)
   8,516 shares (cost $184,286) ................................................       216,479
Fidelity VIP Fund - Growth Portfolio (FidVIPGr)
   4,900 shares (cost $154,983) ................................................       219,875
Fidelity VIP Fund - High Income Portfolio (FidVIPHI)
   3,728 shares (cost $45,706) .................................................        42,981
Fidelity VIP Fund - Overseas Portfolio (FidVIPOv)
   6,799 shares (cost $125,995) ................................................       136,323
The Growth Fund of America(R), Inc. (GroFdAm)
   859,354 shares (cost $15,610,829) ...........................................    19,249,530
The Income Fund of America(R), Inc. (IncFdAm)
   1,183,132 shares (cost $19,882,738) .........................................    20,515,502
INVESCO Dynamics Fund, Inc. (InvDynam)
   3,622 shares (cost $54,805) .................................................        57,042
INVESCO Industrial Income Fund, Inc. (InvIndlnc)
   1,873,975 shares (cost $26,053,975) .........................................    28,222,069
INVESCO Total Return Fund (InvTotRet)
   4,202 shares (cost $132,268) ................................................       131,776
Janus Fund (JanFund)
   3,906,245 shares (cost $104,578,466) ........................................   131,445,159

                                                                                   (Continued)

Janus Worldwide Fund (JanWrldwde)
   24,384 shares (cost $1,122,605) ....................................................     1,154,847
MAS Funds - Fixed Income Portfolio (MASFIP)
   525,805 shares (cost $6,302,778) ...................................................     6,157,174
Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
   657,359 shares (cost $7,708,502) ...................................................    10,458,576
MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
   2,236,191 shares (cost $29,085,559) ................................................    35,667,242
MFS(R) High Income Fund - Class A (MFSHiInc)
   1,042,583 shares (cost $5,743,632) .................................................     5,338,024
Morgan Stanley Institutional Fund, Inc. - Equity Growth Portfolio - Class B (MSIEqGroB)
   5,153 shares (cost $96,282) ........................................................        97,796
NAAT - The Aggressive Portfolio (NAATAggr)
   260,548 shares (cost $2,872,678) ...................................................     3,069,260
NAAT - The Conservative Portfolio (NAATCons)
   54,044 shares (cost $574,834) ......................................................       594,481
NAAT - The Moderate Portfolio (NAATMod)
   153,133 shares (cost $1,623,148) ...................................................     1,770,213
NAAT - The Moderately Aggressive Portfolio (NAATModAgg)
   135,990 shares (cost $1,474,071) ...................................................     1,576,125
NAAT - The Moderately Conservative Portfolio (NAATModCon)
   77,264 shares (cost $821,572) ......................................................       875,398
Nationwide(R) Bond Fund - Class D (NWBdFd)
   29,149 shares (cost $277,398) ......................................................       283,908
Nationwide(R) Fund - Class D (NWFund)
   5,830,525 shares (cost $151,068,135) ...............................................   188,967,304
Nationwide(R) Growth Fund - Class D (NWGroFd)
   802,597 shares (cost $11,723,118) ..................................................    13,756,506
Nationwide(R) Money Market Fund (NWMyMkt)
   68,177,289 shares (cost $68,177,289) ...............................................    68,177,289
Nationwide(R) S&P 500 Index Fund - Class Y (NWIndxFdY)
   55,739 shares (cost $584,093) ......................................................       602,542
Nationwide(R)Separate Account Trust - Government Bond Fund (NSATGvtBd)
   1,662 shares (cost $18,619) ........................................................        19,433
Nationwide(R)Separate Account Trust - Money Market Fund (NSATMyMkt)
   76,142 shares (cost $76,142) .......................................................        76,142
Nationwide(R)Separate Account Trust - Small Company Fund (NSATSmCo)
   221,029 shares (cost $3,254,966) ...................................................     3,538,678
Nationwide(R) Separate Account Trust - Total Return Fund (NSATTotRe)
   8,021 shares (cost $118,035) .......................................................       147,591
Neuberger & Berman Advisors Management Trust - Growth Portfolio (NBAMTGro)
   1,331 shares (cost $33,357) ........................................................        34,993
Neuberger & Berman Advisors Management Trust -
Limited Maturity Bond Portfolio (NBAMTLMat)
  805 shares (cost $11,038) ...........................................................        11,128
Neuberger & Berman Advisors Management Trust - Partners Portfolio (NBAMTPart)
   3,363 shares (cost $58,476) ........................................................        63,654

      Neuberger & Berman Equity Funds - Guardian Fund (NBGuard)
         67,119 shares (cost $1,551,245) ............................................        1,504,803
      Neuberger & Berman Equity Funds - Manhattan Fund (NBManhFd)
         21,583 shares (cost $248,994) ..............................................          257,916
      Neuberger & Berman Equity Trust - Partners Trust (NBPartTr)
         2,597 shares (cost $46,916) ................................................           46,923
      NIF III - Prestige Balanced Fund - Class Y (PrBalY)
         5,159 shares (cost $53,979) ................................................           55,200
      NIF III - Prestige International Fund - Class Y (PrIntY)
         1,797 shares (cost $18,374) ................................................           18,992
      NIF III - Prestige Large Cap Growth Fund - Class Y (PrLgCapGrY)
         5,540 shares (cost $60,384) ................................................           64,265
      NIF III - Prestige Large Cap Value Fund - Class Y (PrLgCpValY)
         983 shares (cost $10,134) ..................................................           10,377
      NIF III - Prestige Small Cap Fund - Class Y (PrSmCapY)
         3,704 shares (cost $38,380) ................................................           40,259
      Oppenheimer Global Fund - Class A (OppGlob)
         3,269 shares (cost $138,815) ...............................................          139,272
      Putnam Investors Fund - Class A (PutInvFd)
         5,000,754 shares (cost $51,029,196) ........................................       74,111,177
      Putnam Voyager Fund - Class A (PutVoyFd)
         9,525,088 shares (cost $165,548,838) .......................................      208,789,938
      SEI Index Funds - S&P 500 Index Portfolio (SEI500Ix)
         1,099,721 shares (cost $35,952,783) ........................................       42,273,259
      Seligman Growth Fund, Inc. - Class A (SelGroFd)
         493,221 shares (cost $2,756,305) ...........................................        3,659,697
      T. Rowe Price International Funds, Inc. - International Stock Fund(R)(TRIntStk)
         2,434,040 shares (cost $35,530,590) ........................................       36,486,256
      Templeton Foreign Fund - Class I (TemForFd)
         7,485,101 shares (cost $74,436,720) ........................................       62,799,996
      Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro)
         1,457 shares (cost $53,007) ................................................           58,225
                                                                                        --------------
            Total investments .......................................................    2,868,590,955
   Accounts receivable ..............................................................        2,559,444
                                                                                        --------------
            Total assets ............................................................    2,871,150,399
ACCOUNTS PAYABLE ....................................................................          138,219
                                                                                        --------------
CONTRACT OWNERS' EQUITY (NOTE 4) ....................................................   $2,871,012,180
                                                                                        ==============



See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                         NATIONWIDE DC VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                 TOTAL                               AIMCON
                                                        --------------------------         --------------------------
                                                          1998               1997             1998              1997
                                                     ------------       ------------      ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $    20,651,143        20,895,878              --                --
  Mortality and expense charges (note 2).........       (3,556,112)       (8,777,426)          (13,212)          (83,193)
  Administration charge (note 2):
          Tier I ................................       (1,675,650)       (4,398,894)           (2,695)          (55,661)
          Tier II ...............................         (484,483)       (1,173,353)             --                --
          Tier III ..............................         (168,929)         (388,328)             --                --
          Tier IV ...............................          (64,112)         (149,483)             --                --
          Tier V ................................         (194,057)         (420,645)           (3,065)           (6,404)
  Variable account fee (notes 2 and 5)...........      (13,750,583)             --             (30,654)             --
                                                    --------------    --------------    --------------    --------------
    Net investment activity......................          757,217         5,587,749           (49,626)         (145,258)

  Proceeds from mutual fund shares sold..........      428,065,379       357,793,032         7,850,258        18,815,677
  Cost of mutual fund shares sold................     (360,005,241)     (303,606,933)       (7,639,203)      (15,735,318)
                                                    --------------    --------------    --------------    --------------
    Realized gain (loss) on investments..........       68,060,138        54,186,099           211,055         3,080,359
  Change in unrealized gain (loss) on investments      292,964,663       102,369,350         1,124,581        (1,523,649)
                                                    --------------    --------------    --------------    --------------
    Net gain (loss) on investments...............      361,024,801       156,555,449         1,335,636         1,556,710
                                                    --------------    --------------    --------------    --------------
  Reinvested capital gains.......................      180,025,465       184,171,649           198,951           657,567
                                                    --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........      541,807,483       346,314,847         1,484,961         2,069,019
                                                    --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................      613,394,800       453,926,543         3,679,541         7,859,657
  Transfers between funds .......................             --                --          (1,949,570)       (1,122,286)
  Redemptions....................................     (258,709,862)     (251,618,723)       (4,490,445)      (14,772,202)
  Annual contract maintenance charge (note 2)....           (2,861)           (2,992)             --                --
  Contingent deferred sales charges (note 2).....           (1,717)          (14,054)             --                (695)
  Adjustments to maintain reserves...............          423,368          (293,934)              233              (797)
                                                    --------------    --------------    --------------    --------------
      Net equity transactions....................      355,103,728       201,996,840        (2,760,241)       (8,036,323)

NET CHANGE IN CONTRACT OWNERS' EQUITY............      896,911,211       548,311,687        (1,275,280)       (5,967,304)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......    1,974,100,969     1,425,789,282         9,590,157        15,557,461
                                                    --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD............  $ 2,871,012,180     1,974,100,969         8,314,877         9,590,157
                                                    ==============    ==============    ==============    ==============

                                                                 AIMWEIN                           ACINCGRO
                                                         --------------------------         --------------------------
                                                            1998             1997             1998               1997
                                                       ------------      ------------      ------------      ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................               --                --                 364              --
  Mortality and expense charges (note 2).........               --              (9,318)             --                --
  Administration charge (note 2):
          Tier I ................................               --              (8,386)             --                --
          Tier II ...............................               --                --                --                --
          Tier III ..............................               --                --                --                --
          Tier IV ...............................               --                --                --                --
          Tier V ................................               --                --                --                --
  Variable account fee (notes 2 and 5)...........               --                --                 (61)             --
                                                      --------------    --------------    --------------    --------------
    Net investment activity......................               --             (17,704)              303              --

  Proceeds from mutual fund shares sold..........                407         2,988,919             1,365              --
  Cost of mutual fund shares sold................               (450)       (2,485,069)           (1,364)             --
                                                      --------------    --------------    --------------    --------------
    Realized gain (loss) on investments..........                (43)          503,850                 1              --
  Change in unrealized gain (loss) on investments               --             (68,071)            3,248              --
                                                      --------------    --------------    --------------    --------------
    Net gain (loss) on investments...............                (43)          435,779             3,249              --
                                                      --------------    --------------    --------------    --------------
  Reinvested capital gains.......................               --                  57             4,510              --
                                                      --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........                (43)          418,132             8,062              --
                                                      --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................               --             430,962            28,106              --
  Transfers between funds .......................               --            (191,388)          219,798              --
  Redemptions....................................               --          (2,774,113)             --                --
  Annual contract maintenance charge (note 2)....               --                --                --                --
  Contingent deferred sales charges (note 2).....               --                --                --                --
  Adjustments to maintain reserves...............                 43              (440)               39              --
                                                      --------------    --------------    --------------    --------------
      Net equity transactions....................                 43        (2,534,979)          247,943              --

NET CHANGE IN CONTRACT OWNERS' EQUITY............               --          (2,116,847)          256,005              --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......               --           2,116,847              --                --
                                                      --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD............               --                --             256,005              --
                                                      ==============    ==============    ==============    ==============

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                 ACTCGRO                           ACTCINTDIS
                                                       --------------------------         --------------------------
                                                         1998             1997              1998              1997
                                                     ------------     ------------      ------------      ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $         --                --                --                --
  Mortality and expense charges (note 2).........        (245,696)         (642,882)             --                --
  Administration charge (note 2):
          Tier I ................................         (98,801)         (271,869)             --                --
          Tier II ...............................         (35,121)          (93,304)             --                --
          Tier III ..............................         (10,512)          (26,285)             --                --
          Tier IV ...............................          (3,181)           (7,827)             --                --
          Tier V ................................         (19,963)          (48,240)             --                --
  Variable account fee (notes 2 and 5)...........        (933,529)             --                 (91)             --
                                                    -------------    --------------    --------------    --------------
    Net investment activity......................      (1,346,803)       (1,090,407)              (91)             --

  Proceeds from mutual fund shares sold..........      18,769,032        16,716,393            13,419              --
  Cost of mutual fund shares sold................     (15,992,186)      (16,558,938)          (13,089)             --
                                                    -------------    --------------    --------------    --------------
    Realized gain (loss) on investments..........       2,776,846           157,455               330              --
  Change in unrealized gain (loss) on investments      16,196,046        10,717,229             6,649              --
                                                    -------------    --------------    --------------    --------------
    Net gain (loss) on investments...............      18,972,892        10,874,684             6,979              --
                                                    -------------    --------------    --------------    --------------
  Reinvested capital gains.......................      33,574,173        20,522,141               483              --
                                                    -------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........      51,200,262        30,306,418             7,371              --
                                                    -------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................      23,250,889        14,467,218             6,191              --
  Transfers between funds .......................       8,354,144        (6,426,109)          167,162              --
  Redemptions....................................     (17,504,524)      (12,448,292)             --                --
  Annual contract maintenance charge (note 2)....              (5)               (4)             --                --
  Contingent deferred sales charges (note 2).....            --                (700)             --                --
  Adjustments to maintain reserves...............           5,720             3,742                36              --
                                                    -------------    --------------    --------------    --------------
      Net equity transactions....................      14,106,224        (4,404,145)          173,389              --

NET CHANGE IN CONTRACT OWNERS' EQUITY............      65,306,486        25,902,273           180,760              --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......     139,756,024       113,853,751              --                --
                                                    -------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD............  $  205,062,510       139,756,024           180,760              --
                                                    =============    ==============    ==============    ==============

                                                               ACTCINTLGR                            ACTCSEL
                                                       --------------------------          -------------------------
                                                           1998             1997             1998             1997
                                                      ------------      ------------     ------------      ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              --                --              9,928             8,911
  Mortality and expense charges (note 2).........                (2)             --             (4,167)           (9,710)
  Administration charge (note 2):
          Tier I ................................                (2)             --               (122)             (226)
          Tier II ...............................              --                --               --                --
          Tier III ..............................              --                --               --                --
          Tier IV ...............................              --                --             (1,613)           (3,783)
          Tier V ................................              --                --               --                --
  Variable account fee (notes 2 and 5)...........              --                --            (13,301)             --
                                                     --------------    --------------   --------------    --------------
    Net investment activity......................                (4)             --             (9,275)           (4,808)

  Proceeds from mutual fund shares sold..........            11,135              --            487,141           105,754
  Cost of mutual fund shares sold................           (10,717)             --           (320,438)          (82,007)
                                                     --------------    --------------   --------------    --------------
    Realized gain (loss) on investments..........               418              --            166,703            23,747
  Change in unrealized gain (loss) on investments              --                --            121,947           123,754
                                                     --------------    --------------   --------------    --------------
    Net gain (loss) on investments...............               418              --            288,650           147,501
                                                     --------------    --------------   --------------    --------------
  Reinvested capital gains.......................              --                --            576,863           357,648
                                                     --------------    --------------   --------------    --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........               414              --            856,238           500,341
                                                     --------------    --------------   --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................            10,713              --            310,577           237,869
  Transfers between funds .......................              --                --            104,612            72,140
  Redemptions....................................           (11,133)             --           (156,908)          (73,384)
  Annual contract maintenance charge (note 2)....              --                --               --                --
  Contingent deferred sales charges (note 2).....              --                --               --                --
  Adjustments to maintain reserves...............                 6              --                428              (255)
                                                     --------------    --------------   --------------    --------------
      Net equity transactions....................              (414)             --            258,709           236,370

NET CHANGE IN CONTRACT OWNERS' EQUITY............              --                --          1,114,947           736,711
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......              --                --          2,294,883         1,558,172
                                                     --------------    --------------   --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD............              --                --          3,409,830         2,294,883
                                                     ==============    ==============   ==============    ==============

                                                                                                             (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                              ACTCULTRA                        ACVPBAL
                                                     --------------------------      --------------------------
                                                         1998             1997           1998            1997
                                                     ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $        --           127,927             135              51
  Mortality and expense charges (note 2).........       (590,177)     (1,509,815)            (12)            (27)
  Administration charge (note 2):
          Tier I ................................       (289,702)       (776,590)            (11)            (25)
          Tier II ...............................        (78,787)       (199,798)           --              --
          Tier III ..............................        (33,584)        (80,544)           --              --
          Tier IV ...............................         (8,689)        (21,246)           --              --
          Tier V ................................        (27,632)        (62,951)           --              --
  Variable account fee (notes 2 and 5)...........     (2,343,288)           --               (69)           --
                                                    ------------    ------------    ------------    ------------
    Net investment activity......................     (3,371,859)     (2,523,017)             43              (1)

  Proceeds from mutual fund shares sold..........     41,641,653      42,925,473            --              --
  Cost of mutual fund shares sold................    (27,930,230)    (28,943,858)           --              --
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........     13,711,423      13,981,615            --              --
  Change in unrealized gain (loss) on investments     63,370,686     (23,440,931)            445             529
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............     77,082,109      (9,459,316)            445             529
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains.......................     41,328,459      68,012,104             835             203
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........    115,038,709      56,029,771           1,323             731
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................     92,879,284      76,463,255           5,501           2,004
  Transfers between funds .......................    (11,404,055)     (3,905,194)           --              --
  Redemptions....................................    (44,419,854)    (39,257,098)           --              --
  Annual contract maintenance charge (note 2)....            (24)            (24)           --              --
  Contingent deferred sales charges (note 2).....             (5)         (1,699)           --              --
  Adjustments to maintain reserves...............         12,001         (69,090)             (1)           --
                                                    ------------    ------------    ------------    ------------
      Net equity transactions....................     37,067,347      33,230,150           5,500           2,004

NET CHANGE IN CONTRACT OWNERS' EQUITY............    152,106,056      89,259,921           6,823           2,735
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......    334,663,456     245,403,535           6,841           4,106
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............  $ 486,769,512     334,663,456          13,664           6,841
                                                    ============    ============    ============    ============

                                                               ACVPCAPAP                        BDFDAM
                                                      --------------------------      --------------------------
                                                          1998            1997            1998            1997
                                                      ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................            --              --         1,072,397         831,172
  Mortality and expense charges (note 2).........            (126)           (383)        (22,352)        (59,085)
  Administration charge (note 2):
          Tier I ................................            (114)           (345)        (12,086)        (33,669)
          Tier II ...............................            --              --            (3,155)         (8,744)
          Tier III ..............................            --              --              (903)         (2,293)
          Tier IV ...............................            --              --               (97)           (201)
          Tier V ................................            --              --              (970)         (1,926)
  Variable account fee (notes 2 and 5)...........            (453)           --           (96,999)           --
                                                     ------------    ------------    ------------    ------------
    Net investment activity......................            (693)           (728)        935,835         725,254

  Proceeds from mutual fund shares sold..........          18,530          47,270       6,379,676       5,280,682
  Cost of mutual fund shares sold................         (23,743)        (47,990)     (6,310,382)     (5,010,122)
                                                     ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........          (5,213)           (720)         69,294         270,560
  Change in unrealized gain (loss) on investments          (1,486)         (3,222)       (526,637)        (62,236)
                                                     ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............          (6,699)         (3,942)       (457,343)        208,324
                                                     ------------    ------------    ------------    ------------
  Reinvested capital gains.......................           3,694           1,834         166,021            --
                                                     ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........          (3,698)         (2,836)        644,513         933,578
                                                     ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................          16,440          32,191       4,402,447       2,017,698
  Transfers between funds .......................         (15,860)        (33,826)      2,903,996        (215,164)
  Redemptions....................................            (972)         (1,115)     (1,653,020)     (1,811,719)
  Annual contract maintenance charge (note 2)....              (1)            (12)             (7)             (8)
  Contingent deferred sales charges (note 2).....            --              --              --              --
  Adjustments to maintain reserves...............               1            (439)           (453)           (783)
                                                     ------------    ------------    ------------    ------------
      Net equity transactions....................            (392)         (3,201)      5,652,963          (9,976)

NET CHANGE IN CONTRACT OWNERS' EQUITY............          (4,090)         (6,037)      6,297,476         923,602
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......          78,567          84,604      12,478,178      11,554,576
                                                     ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............          74,477          78,567      18,775,654      12,478,178
                                                     ============    ============    ============    ============

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                DNYVENFD                       DEDECINC
                                                      --------------------------      --------------------------
                                                          1998             1997            1998            1997
                                                     ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $       3,675           2,454           8,519           7,552
  Mortality and expense charges (note 2).........           (719)        (20,053)           (495)         (1,261)
  Administration charge (note 2):
          Tier I ................................           --           (16,533)           (345)           (889)
          Tier II ...............................           (576)         (1,346)            (64)           (157)
          Tier III ..............................           --              --               (19)            (46)
          Tier IV ...............................           --              --              --              --
          Tier V ................................   ------------    ------------    ------------    ------------
  Variable account fee (notes 2 and 5)...........         (2,375)           --            (1,890)           --
                                                    ------------    ------------    ------------    ------------
    Net investment activity......................              5         (35,478)          5,706           5,199

  Proceeds from mutual fund shares sold..........        238,516       8,604,728          21,772          32,460
  Cost of mutual fund shares sold................       (242,635)     (7,453,575)        (17,747)        (26,970)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........         (4,119)      1,151,153           4,025           5,490
  Change in unrealized gain (loss) on investments         41,346        (200,770)        (31,371)         14,342
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............         37,227         950,383         (27,346)         19,832
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains.......................         13,062          10,430          48,997          37,091
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........         50,294         925,335          27,357          62,122
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................         61,821       4,085,503          35,842          30,795
  Transfers between funds .......................        (93,497)      2,267,457         (10,077)         (2,219)
  Redemptions....................................       (104,253)     (9,056,278)        (12,641)        (31,221)
  Annual contract maintenance charge (note 2)....           --              --              --              --
  Contingent deferred sales charges (note 2).....           --              --              --              --
  Adjustments to maintain reserves...............         (9,951)          8,950               1            --
                                                    ------------    ------------    ------------    ------------
      Net equity transactions....................       (145,880)     (2,694,368)         13,125          (2,645)

NET CHANGE IN CONTRACT OWNERS' EQUITY............        (95,586)     (1,769,033)         40,482          59,477
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......        446,013       2,215,046         282,605         223,128
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............  $     350,427         446,013         323,087         282,605
                                                    ============    ============    ============    ============

                                                                 DRYAPP                         DRYCSMGT
                                                        --------------------------      --------------------------
                                                             1998            1997            1998            1997
                                                       ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................            3,615            --           13,275          54,849
  Mortality and expense charges (note 2).........             --              --             (404)         (5,071)
  Administration charge (note 2):
          Tier I ................................             --              --             --            (3,079)
          Tier II ...............................             --              --             (324)         (1,320)
          Tier III ..............................             --              --             --              --
          Tier IV ...............................             --              --             --              --
          Tier V ................................     ------------    ------------   ------------    ------------
  Variable account fee (notes 2 and 5)...........             (363)           --           (1,506)           --
                                                      ------------    ------------   ------------    ------------
    Net investment activity......................            3,252            --           11,041          45,379

  Proceeds from mutual fund shares sold..........           42,324            --          188,098       6,117,696
  Cost of mutual fund shares sold................          (41,547)           --         (188,098)     (6,117,696)
                                                      ------------    ------------   ------------    ------------
    Realized gain (loss) on investments..........              777            --             --              --
  Change in unrealized gain (loss) on investments           20,162            --             --              --
                                                      ------------    ------------   ------------    ------------
    Net gain (loss) on investments...............           20,939            --             --              --
                                                      ------------    ------------   ------------    ------------
  Reinvested capital gains.......................            1,067            --             --              --
                                                      ------------    ------------   ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........           25,258            --           11,041          45,379
                                                      ------------    ------------   ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................          100,087            --            7,000         662,604
  Transfers between funds .......................          678,208            --           30,215        (165,420)
  Redemptions....................................             --              --          (85,159)     (1,416,011)
  Annual contract maintenance charge (note 2)....             --              --             --              --
  Contingent deferred sales charges (note 2).....             --              --             --              --
  Adjustments to maintain reserves...............               58            --               13            (171)
                                                      ------------    ------------   ------------    ------------
      Net equity transactions....................          778,353            --          (47,931)       (918,998)

NET CHANGE IN CONTRACT OWNERS' EQUITY............          803,611            --          (36,890)       (873,619)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......             --              --          280,820       1,154,439
                                                      ------------    ------------   ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............          803,611            --          243,930         280,820
                                                      ============    ============   ============    ============

                                                                                                      (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                               DRYPREMCAP                     DRY500IX
                                                      --------------------------      --------------------------
                                                         1998             1997            1998            1997
                                                     ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $        --              --          654,039         284,069
  Mortality and expense charges (note 2).........           --              --          (50,585)        (35,171)
  Administration charge (note 2):
          Tier I ................................           --              --          (25,258)        (14,618)
          Tier II ...............................           --              --           (9,470)         (9,421)
          Tier III ..............................           --              --           (4,279)         (3,048)
          Tier IV ...............................           --              --           (1,421)           (830)
          Tier V ................................   ------------    ------------   ------------    ------------
  Variable account fee (notes 2 and 5)...........            (11)           --         (302,743)           --
                                                    ------------    ------------   ------------    ------------
    Net investment activity......................            (11)           --          260,283         220,981

  Proceeds from mutual fund shares sold..........         41,198            --       17,946,636       2,486,482
  Cost of mutual fund shares sold................        (39,908)           --      (17,009,081)     (2,245,649)
                                                    ------------    ------------   ------------    ------------
    Realized gain (loss) on investments..........          1,290            --          937,555         240,833
  Change in unrealized gain (loss) on investments          1,020            --        9,000,038         486,625
                                                    ------------    ------------   ------------    ------------
    Net gain (loss) on investments...............          2,310            --        9,937,593         727,458
                                                    ------------    ------------   ------------    ------------
  Reinvested capital gains.......................           --              --           11,335         433,206
                                                    ------------    ------------   ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........          2,299            --       10,209,211       1,381,645
                                                    ------------    ------------   ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................          9,972            --       29,380,072       8,226,484
  Transfers between funds .......................          6,820            --       12,761,627      10,392,894
  Redemptions....................................           --              --       (4,088,081)       (763,066)
  Annual contract maintenance charge (note 2)....           --              --              --              --
  Contingent deferred sales charges (note 2).....   ------------    ------------   ------------    ------------
  Adjustments to maintain reserves...............            (36)           --          340,307        (170,387)
                                                    ------------    ------------   ------------    ------------
      Net equity transactions....................         16,756            --       38,393,925      17,685,925

NET CHANGE IN CONTRACT OWNERS' EQUITY............         19,055            --       48,603,136      19,067,570
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......           --              --       19,067,570            --
                                                    ------------    ------------   ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............  $      19,055            --       67,670,706      19,067,570
                                                    ============    ============   ============    ============

                                                                 DRYSRGRO                         DRYSTKIX
                                                         --------------------------      --------------------------
                                                             1998            1997            1998            1997
                                                   -    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................               30              32           1,119             593
  Mortality and expense charges (note 2).........              (18)            (21)           (102)           (186)
  Administration charge (note 2):
          Tier I ................................              (16)            (19)            (29)           (167)
          Tier II ...............................             --              --              --              --
          Tier III ..............................             --              --               (42)           --
          Tier IV ...............................             --              --              --              --
          Tier V ................................     ------------    ------------    ------------    ------------
  Variable account fee (notes 2 and 5)...........              (93)           --              (592)           --
                                                      ------------    ------------    ------------    ------------
    Net investment activity......................              (97)             (8)            354             240

  Proceeds from mutual fund shares sold..........             --              --             6,423              21
  Cost of mutual fund shares sold................             --              --            (3,045)            (10)
                                                      ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........             --              --             3,378              11
  Change in unrealized gain (loss) on investments            2,973             607          15,002           8,203
                                                      ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............            2,973             607          18,380           8,214
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains.......................              700             251             221           1,314
                                                      ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........            3,576             850          18,955           9,768
                                                      ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................            6,922           5,227          28,266           8,847
  Transfers between funds .......................             --             2,835          29,929              16
  Redemptions....................................             --              --              --              --
  Annual contract maintenance charge (note 2)....     ------------    ------------    ------------    ------------
  Contingent deferred sales charges (note 2).....     ------------    ------------    ------------    ------------
  Adjustments to maintain reserves...............                3               1              50              (3)
                                                      ------------    ------------    ------------    ------------
      Net equity transactions....................            6,925           8,063          58,245           8,860

NET CHANGE IN CONTRACT OWNERS' EQUITY............           10,501           8,913          77,200          18,628
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......            8,913            --            45,887          27,259
                                                      ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............           19,414           8,913         123,087          45,887
                                                      ============    ============    ============    ============

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                              DRY3DCEN                         EVINCGRO
                                                      --------------------------      --------------------------
                                                         1998             1997            1998            1997
                                                     ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $        --            62,610         187,498         204,120
  Mortality and expense charges (note 2).........        (66,294)       (145,644)         (7,687)        (21,764)
  Administration charge (note 2):
          Tier I ................................        (29,387)        (65,097)         (3,311)         (9,480)
          Tier II ...............................         (7,533)        (16,969)         (1,433)         (4,090)
          Tier III ..............................         (3,505)         (7,994)           (215)           (587)
          Tier IV ...............................         (1,116)         (2,467)            (32)           (102)
          Tier V ................................         (4,678)         (9,783)           (533)         (1,465)
  Variable account fee (notes 2 and 5)...........       (253,339)           --           (22,752)           --
                                                    ------------    ------------    ------------    ------------
    Net investment activity......................       (365,852)       (185,344)        151,535         166,632

  Proceeds from mutual fund shares sold..........      3,901,389       3,259,863         799,273         847,065
  Cost of mutual fund shares sold................     (2,492,822)     (2,727,200)       (673,270)       (754,439)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........      1,408,567         532,663         126,003          92,626
  Change in unrealized gain (loss) on investments      5,130,782       3,474,496        (718,235)        409,277
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............      6,539,349       4,007,159        (592,232)        501,903
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains.......................      5,487,821       2,817,470         373,288         285,501
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........     11,661,318       6,639,285         (67,409)        954,036
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................     12,820,383       9,162,128         266,376         314,114
  Transfers between funds .......................       (958,671)      2,904,857        (684,318)       (630,620)
  Redemptions....................................     (3,146,178)     (2,496,781)       (214,308)       (327,850)
  Annual contract maintenance charge (note 2)....   ------------    ------------    ------------    ------------
  Contingent deferred sales charges (note 2).....           --              --              --              --
  Adjustments to maintain reserves...............            875          (3,144)             17              44
                                                    ------------    ------------    ------------    ------------
      Net equity transactions....................      8,716,409       9,567,060        (632,233)       (644,312)

NET CHANGE IN CONTRACT OWNERS' EQUITY............     20,377,727      16,206,345        (699,642)        309,724
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......     36,149,180      19,942,835       4,630,650       4,320,926
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............  $  56,526,907      36,149,180       3,931,008       4,630,650
                                                    ============    ============    ============    ============

                                                                FEDGNMA                         FEDBDFD
                                                      --------------------------      --------------------------
                                                          1998            1997            1998            1997
                                                     ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................         10,016          49,431           1,432            --
  Mortality and expense charges (note 2).........           (768)         (3,754)           --              --
  Administration charge (note 2):
          Tier I ................................           (691)         (3,378)           --              --
          Tier II ...............................           --              --              --              --
          Tier III ..............................           --              --              --              --
          Tier IV ...............................           --              --              --              --
          Tier V ................................           --              --              --              --
  Variable account fee (notes 2 and 5)...........           --              --              (142)           --
                                                    ------------    ------------    ------------    ------------
    Net investment activity......................          8,557          42,299           1,290            --

  Proceeds from mutual fund shares sold..........        980,581         440,928          10,318            --
  Cost of mutual fund shares sold................       (966,648)       (428,095)        (10,177)           --
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........         13,933          12,833             141            --
  Change in unrealized gain (loss) on investments        (13,073)            493          (1,053)           --
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............            860          13,326            (912)           --
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains.......................           --              --              --              --
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........          9,417          55,625             378            --
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................         13,861          97,632          12,564            --
  Transfers between funds .......................        (57,803)        396,046         267,049            --
  Redemptions....................................       (923,736)       (299,846)           --              --
  Annual contract maintenance charge (note 2)....   ------------    ------------    ------------    ------------
  Contingent deferred sales charges (note 2).....           --              (165)           --              --
  Adjustments to maintain reserves...............           (304)             (5)              9            --
                                                    ------------    ------------    ------------    ------------
      Net equity transactions....................       (967,982)        193,662         279,622            --

NET CHANGE IN CONTRACT OWNERS' EQUITY............       (958,565)        249,287         280,000            --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......        958,565         709,278            --              --
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............           --           958,565         280,000            --
                                                    ============    ============    ============    ============

                                                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                              FedUSGvt                        FAGrOppA
                                                    ----------------------------    ----------------------------
                                                        1998             1997            1998            1997
                                                    ------------    ------------    ------------    ------------

INVESTMENT ACTIVITY:
  Reinvested dividends ..................           $    205,721         122,936           1,615               -
  Mortality and expense charges (note 2).                 (4,822)        (11,028)              -               -
  Administration charge (note 2):
          Tier I ........................                 (2,999)         (6,630)              -               -
          Tier II .......................                   (739)         (1,877)              -               -
          Tier III ......................                   (199)           (400)              -               -
          Tier IV .......................                    (94)           (259)              -               -
          Tier V ........................                      -               -               -               -
  Variable account fee (notes 2 and 5)...                (27,060)              -            (126)              -
                                                    ------------    ------------    ------------    ------------
    Net investment activity..............                169,808         102,742           1,489               -

  Proceeds from mutual fund shares sold..              3,303,388       1,662,873             163               -
  Cost of mutual fund shares sold........             (3,240,050)     (1,668,080)           (159)              -
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..                 63,338          (5,207)              4               -
  Change in unrealized gain (loss) on investments         31,242          33,840           2,517               -
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments.......                 94,580          28,633           2,521               -
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains...............                      -               -           5,705               -
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                264,388         131,375           9,715               -
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................              1,027,985         665,677          85,031               -
  Transfers between funds ...............              3,085,149          36,017         211,185               -
  Redemptions............................               (660,459)       (329,946)              -               -
  Annual contract maintenance charge (note 2)                  -               -               -               -
  Contingent deferred sales charges (note 2)                   -               -               -               -
  Adjustments to maintain reserves.......                    838            (158)            (35)              -
                                                    ------------    ------------    ------------    ------------
      Net equity transactions............              3,453,513         371,590         296,181               -

NET CHANGE IN CONTRACT OWNERS' EQUITY....              3,717,901         502,965         305,896               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD            2,524,630       2,021,665               -               -
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD....           $  6,242,531       2,524,630         305,896               -
                                                    ============    ============    ============    ============

                                                              FAHiYld                          FidAsMgr
                                                    ----------------------------    ----------------------------

                                                         1998            1997            1998            1997
                                                    ------------    ------------    ------------    ------------

INVESTMENT ACTIVITY:
  Reinvested dividends ..................                    298                -         256,730         200,644
  Mortality and expense charges (note 2).                      -                -         (12,311)        (29,750)
  Administration charge (note 2):
          Tier I ........................                      -                -          (7,018)        (17,550)
          Tier II .......................                      -                -          (1,576)         (3,833)
          Tier III ......................                      -                -            (658)         (1,227)
          Tier IV .......................                      -                -            (578)         (1,365)
          Tier V ........................                      -                -               -               -
  Variable account fee (notes 2 and 5)...                     (2)               -         (49,954)              -
                                                    ------------    -------------   -------------   -------------
    Net investment activity..............                    296                -         184,635         146,919

  Proceeds from mutual fund shares sold..                  3,365                -       1,400,805       1,776,704
  Cost of mutual fund shares sold........                 (3,405)               -      (1,144,384)     (1,379,459)
                                                    ------------    -------------   -------------   -------------
    Realized gain (loss) on investments..                    (40)               -         256,421         397,245
  Change in unrealized gain (loss) on investments           (159)               -        (698,937)        219,715
                                                    ------------    -------------   -------------   -------------
    Net gain (loss) on investments.......                   (199)               -        (442,516)        616,960
                                                    ------------    -------------   -------------   -------------
  Reinvested capital gains...............                     13                -       1,435,527         370,511
                                                    ------------    -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                    110                -       1,177,646       1,134,390
                                                    ------------    -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                  6,597                -       2,532,030       1,689,785
  Transfers between funds ...............                 12,339                -        (151,020)        (77,999)
  Redemptions............................                      -                -        (704,769)     (1,129,423)
  Annual contract maintenance charge (note 2)                  -                -               -               -
  Contingent deferred sales charges (note 2)                   -                -               -             (42)
  Adjustments to maintain reserves.......                    (81)               -             365           2,277
                                                    ------------    -------------   -------------   -------------
      Net equity transactions............                 18,855                -       1,676,606         484,598

NET CHANGE IN CONTRACT OWNERS' EQUITY....                 18,965                -       2,854,252       1,618,988
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                    -                -       6,642,815       5,023,827
                                                    ------------    -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....                 18,965                -       9,497,067       6,642,815
                                                    ============    =============   =============   =============

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                            FidCapInc                       FidContr
                                                 ----------------------------     ----------------------------

                                                     1998             1997            1998            1997
                                                 ------------    ------------     ------------    ------------

INVESTMENT ACTIVITY:
  Reinvested dividends ..................        $   126,811          94,905       1,863,318       1,712,764
  Mortality and expense charges (note 2).             (2,324)         (6,810)       (450,698)     (1,095,804)
  Administration charge (note 2):
          Tier I ........................               (730)         (2,241)       (255,752)       (644,732)
          Tier II .......................               (237)           (657)        (64,735)       (155,250)
          Tier III ......................               (298)           (831)        (26,384)        (60,205)
          Tier IV .......................                (63)           (170)         (8,436)        (19,745)
          Tier V ........................               (169)           (506)         (6,165)        (10,700)
  Variable account fee (notes 2 and 5)...             (7,180)              -      (1,870,589)              -
                                                ------------    ------------    ------------    ------------
    Net investment activity..............            115,810          83,690        (819,441)       (273,672)

  Proceeds from mutual fund shares sold..            173,665         181,090       7,189,568      24,431,745
  Cost of mutual fund shares sold........           (127,055)       (133,415)     (4,326,016)    (15,172,449)
                                                ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..             46,610          47,675       2,863,552       9,259,296
  Change in unrealized gain (loss) on investments   (143,059)         43,602      55,803,182      11,711,270
                                                ------------    ------------    ------------    ------------
    Net gain (loss) on investments.......            (96,449)         91,277      58,666,734      20,970,566
                                                ------------    ------------    ------------    ------------
  Reinvested capital gains...............             33,909               -      26,157,555      21,858,485
                                                ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners
        equity resulting from operations.             53,270         174,967      84,004,848      42,555,379
                                                ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                  -               -      77,487,132      71,455,791
  Transfers between funds ...............            (96,294)        (47,356)    (11,104,263)      2,764,788
  Redemptions............................            (65,869)       (120,296)    (20,740,068)    (35,148,446)
  Annual contract maintenance charge (note 2)              -               -             (24)            (12)
  Contingent deferred sales charges (note 2)               -               -               -               -
  Adjustments to maintain reserves.......               (184)            (69)         13,064         (25,659)
                                                ------------    ------------    ------------    ------------
      Net equity transactions............           (162,347)       (167,721)     45,655,841      39,046,462

NET CHANGE IN CONTRACT OWNERS' EQUITY....           (109,077)          7,246     129,660,689      81,601,841
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD        1,374,317       1,367,071     250,585,641     168,983,800
                                                ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD....       $  1,265,240       1,374,317     380,246,330     250,585,641
                                                ============    ============    ============    ============

                                                             FidEqinc                        FidGrinc
                                                   ----------------------------    ----------------------------
                                                       1998            1997            1998            1997
                                                   ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................           4,640,372        4,846,247         156,434         171,835
  Mortality and expense charges (note 2).            (506,185)      (1,228,965)        (21,607)        (72,380)
  Administration charge (note 2):
          Tier I ........................            (221,393)        (555,462)              -         (39,476)
          Tier II .......................             (76,233)        (182,609)              -               -
          Tier III ......................             (23,869)         (56,191)              -               -
          Tier IV .......................             (11,688)         (27,411)              -               -
          Tier V ........................             (28,770)         (66,404)         (6,482)         (8,555)
  Variable account fee (notes 2 and 5)...          (1,692,590)               -         (78,976)              -
                                                 ------------    -------------   -------------   -------------
    Net investment activity..............           2,079,644        2,729,205          49,369          51,424

  Proceeds from mutual fund shares sold..          43,609,506        7,591,614       2,491,096      15,556,109
  Cost of mutual fund shares sold........         (22,032,336)      (4,094,211)     (1,954,895)    (12,289,818)
                                                 ------------    -------------   -------------   -------------
    Realized gain (loss) on investments..          21,577,170        3,497,403         536,201       3,266,291
  Change in unrealized gain (loss) on investments  (3,426,262)      43,670,084       2,368,630        (795,078)
                                                 ------------    -------------   -------------   -------------
    Net gain (loss) on investments.......          18,150,908       47,167,487       2,904,831       2,471,213
                                                 ------------    -------------   -------------   -------------
  Reinvested capital gains...............          12,941,873       10,700,332         912,942         617,392
                                                 ------------    -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.          33,172,425       60,597,024       3,867,142       3,140,029
                                                 ------------    -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................          57,359,101       49,555,826      10,539,635       8,903,236
  Transfers between funds ...............         (24,012,463)       7,627,274         194,224       1,906,025
  Redemptions............................         (48,768,023)     (16,944,810)     (2,164,138)    (15,606,356)
  Annual contract maintenance charge (note 2)               -                -               -               -
  Contingent deferred sales charges (note 2)                -           (2,187)              -               -
  Adjustments to maintain reserves.......                 801           (2,091)            124             973
                                                 ------------    -------------   -------------   -------------
      Net equity transactions............         (15,420,584)      40,234,012       8,569,845      (4,796,122)

NET CHANGE IN CONTRACT OWNERS' EQUITY....          17,751,841      100,831,036      12,436,987      (1,656,093)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD       294,333,089      193,502,053       8,902,461      10,558,554
                                                 ------------    -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....         312,084,930      294,333,089      21,339,448       8,902,461
                                                 ============    =============   =============   =============


                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                           FidMgin                           FidVIPAM
                                                   ----------------------------     ----------------------------
                                                       1998             1997            1998            1997
                                                   ------------     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................        $   1,642,041       2,776,362           1,218             832
  Mortality and expense charges (note 2).             (398,587)     (1,029,833)            (66)           (152)
  Administration charge (note 2):
          Tier I ........................             (202,623)       (554,264)            (59)           (137)
          Tier II .......................              (44,270)       (107,173)              -               -
          Tier III ......................              (16,514)        (39,771)              -               -
          Tier IV .......................               (6,415)        (15,441)              -               -
          Tier V ........................              (22,365)        (52,539)              -               -
  Variable account fee (notes 2 and 5)...           (1,495,579)              -            (280)              -
                                                  ------------    ------------    ------------    ------------
    Net investment activity..............             (544,312)        977,341             813             543

  Proceeds from mutual fund shares sold..           21,671,959      17,843,381           2,675               -
  Cost of mutual fund shares sold........          (15,120,252)    (14,477,806)         (2,284)              -
                                                  ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..            6,551,707       3,365,575             391               -
  Change in unrealized gain (loss) on investments   56,502,870      29,086,622             842           2,692
                                                  ------------    ------------    ------------    ------------
    Net gain (loss) on investments.......           63,054,577      32,452,197           1,233           2,692
                                                  ------------    ------------    ------------    ------------
  Reinvested capital gains...............           12,423,793      11,739,123           3,653           2,086
                                                  ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.           74,934,058      45,168,661           5,699           5,321
                                                  ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................           45,406,273      41,946,309           8,531           9,177
  Transfers between funds ...............           (5,882,750)    (12,805,250)              -              95
  Redemptions............................          (32,023,667)    (22,357,376)         (2,633)              -
  Annual contract maintenance charge (note 2)                -               -               -               -
  Contingent deferred sales charges (note 2)                (5)         (1,445)              -               -
  Adjustments to maintain reserves.......                5,882          (7,838)             (1)              -
                                                  ------------    ------------    ------------    ------------
      Net equity transactions............            7,505,733       6,774,400           5,897           9,272

NET CHANGE IN CONTRACT OWNERS' EQUITY....           82,439,791      51,943,061          11,596          14,593
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD        228,989,269     177,046,208          37,760          23,167
                                                  ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD....         $311,429,060     228,989,269          49,356          37,760
                                                  ============    ============    ============    ============



                                                               FidVIPEI                       FidVIPGr
                                                     ---------------------------    ----------------------------
                                                         1998            1997            1998            1997
                                                     ------------    -----------    ------------    ------------

INVESTMENT ACTIVITY:
  Reinvested dividends ..................                 2,576            1,638             694             565
  Mortality and expense charges (note 2).                  (316)            (656)           (240)           (540)
  Administration charge (note 2):
          Tier I ........................                  (284)            (591)           (216)           (486)
          Tier II .......................                     -                -               -               -
          Tier III ......................                     -                -               -               -
          Tier IV .......................                     -                -               -               -
          Tier V ........................                     -                -               -               -
  Variable account fee (notes 2 and 5)...                (1,254)               -          (1,128)              -
                                                   ------------    -------------   -------------   -------------
    Net investment activity..............                   722              391            (890)           (461)

  Proceeds from mutual fund shares sold..                32,991              881           6,452           2,530
  Cost of mutual fund shares sold........               (22,023)            (609)         (3,841)         (1,696)
                                                   ------------    -------------   -------------   -------------
    Realized gain (loss) on investments..                10,968              272           2,611             834
  Change in unrealized gain (loss) on investments           467           21,307          36,858          17,902
                                                   ------------    -------------   -------------   -------------
    Net gain (loss) on investments.......                11,435           21,579          39,469          18,736
                                                   ------------    -------------   -------------   -------------
  Reinvested capital gains...............                 9,167            8,234          18,160           2,531
                                                   ------------    -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                21,324           30,204          56,739          20,806
                                                   ------------    -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                43,053           46,876          35,276          33,185
  Transfers between funds ...............                (9,466)              67               -          (1,451)
  Redemptions............................                (7,379)            (143)         (5,371)           (284)
  Annual contract maintenance charge (note 2)                 -                -               -               -
  Contingent deferred sales charges (note 2)                  -                -               -               -
  Adjustments to maintain reserves.......                     8              (21)             26               3
                                                   ------------    -------------   -------------   -------------
      Net equity transactions............                26,216           46,779          29,931          31,453

NET CHANGE IN CONTRACT OWNERS' EQUITY....                47,540           76,983          86,670          52,259
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD             168,954           91,971         133,237          80,978
                                                   ------------    -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....               216,494          168,954         219,907         133,237
                                                   ============    =============   =============   =============

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                             FidVIPHI                        FidVIPOv
                                                  ----------------------------     ----------------------------
                                                      1998             1997            1998            1997
                                                  ------------    ------------    ------------    ------------

INVESTMENT ACTIVITY:
  Reinvested dividends ..................        $       3,277           1,817           2,978           1,845
  Mortality and expense charges (note 2).                  (80)           (173)           (275)           (679)
  Administration charge (note 2):
          Tier I ........................                  (72)           (156)           (247)           (611)
          Tier II .......................                    -               -               -               -
          Tier III ......................                    -               -               -               -
          Tier IV .......................                    -               -               -               -
          Tier V ........................                    -               -               -               -
  Variable account fee (notes 2 and 5)...                 (310)              -            (946)              -
                                                  ------------    ------------    ------------    ------------
    Net investment activity..............                2,815           1,488           1,510             555

  Proceeds from mutual fund shares sold..                8,878              20          59,366           1,605
  Cost of mutual fund shares sold........               (9,385)            (17)        (49,880)         (1,311)
                                                  ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..                 (507)              3           9,486             294
  Change in unrealized gain (loss) on investments       (7,529)          3,589          (3,645)          2,792
                                                  ------------    ------------    ------------    ------------
    Net gain (loss) on investments.......               (8,036)          3,592           5,841           3,086
                                                  ------------    ------------    ------------    ------------
  Reinvested capital gains...............                2,082             225           8,777           7,326
                                                  ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.               (3,139)          5,305          16,128          10,967
                                                  ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                9,559          16,116          18,183          37,048
  Transfers between funds ...............               (8,866)              -         (56,597)          9,863
  Redemptions............................                    -               -            (998)           (581)
  Annual contract maintenance charge (note 2)                -               -               -               -
  Contingent deferred sales charges (note 2)                 -               -               -               -
  Adjustments to maintain reserves.......                    -              (2)            (21)              2
                                                  ------------    ------------    ------------    ------------
      Net equity transactions............                  693          16,114         (39,433)         46,332

NET CHANGE IN CONTRACT OWNERS' EQUITY....               (2,446)         21,419         (23,305)         57,299
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD             45,432          24,013         159,596         102,297
                                                  ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD....         $     42,986          45,432         136,291         159,596
                                                  ============    ============    ============    ============

                                                              GroFdAm                         IncFdAm
                                                    ----------------------------    ----------------------------
                                                         1998            1997            1998            1997
                                                    ------------    ------------    ------------    ------------


INVESTMENT ACTIVITY:
  Reinvested dividends ..................                 70,297           83,852         945,621         802,807
  Mortality and expense charges (note 2).                (24,381)         (57,706)        (31,811)        (86,189)
  Administration charge (note 2):
          Tier I ........................                (14,294)         (34,281)        (19,475)        (55,580)
          Tier II .......................                 (3,521)          (7,916)         (5,215)        (12,467)
          Tier III ......................                 (1,856)          (4,327)         (1,414)         (3,364)
          Tier IV .......................                   (402)          (1,003)           (519)         (1,297)
          Tier V ........................                      -                -               -               -
  Variable account fee (notes 2 and 5)...                (95,760)               -        (118,013)              -
                                                    ------------    -------------   -------------   -------------
    Net investment activity..............                (69,917)         (21,381)        769,174         643,910

  Proceeds from mutual fund shares sold..              2,326,943        1,428,368       2,414,779       3,825,869
  Cost of mutual fund shares sold........             (1,849,031)      (1,129,814)     (1,789,136)     (2,940,941)
                                                    ------------    -------------   -------------   -------------
    Realized gain (loss) on investments..                477,912          298,554         625,643         884,928
  Change in unrealized gain (loss) on investments      2,260,735          937,071      (1,091,203)        357,933
                                                    ------------    -------------   -------------   -------------
    Net gain (loss) on investments.......              2,738,647        1,235,625        (465,560)      1,242,861
                                                    ------------    -------------   -------------   -------------
  Reinvested capital gains...............              1,726,170        1,328,724       1,297,143       1,368,961
                                                    ------------    -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.              4,394,900        2,542,968       1,600,757       3,255,732
                                                    ------------    -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................              2,880,077        2,447,734       3,418,594       3,463,650
  Transfers between funds ...............               (558,934)        (330,586)     (1,370,792)       (263,093)
  Redemptions............................             (1,058,856)        (846,573)     (1,488,464)     (3,321,842)
  Annual contract maintenance charge (note 2)                  -                -               -               -
  Contingent deferred sales charges (note 2)                   -                -               -               -
  Adjustments to maintain reserves.......                    286             (854)            116             170
                                                    ------------    -------------   -------------   -------------
      Net equity transactions............              1,262,573        1,269,721         559,454        (121,115)

NET CHANGE IN CONTRACT OWNERS' EQUITY....              5,657,473        3,812,689       2,160,211       3,134,617
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD           13,592,368        9,779,679      18,355,405      15,220,788
                                                    ------------    -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....             19,249,841       13,592,368      20,515,616      18,355,405
                                                    ============    =============   =============   =============


                                                                     (Continued)
                                       23

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                             InvDynam                        InvIndinc
                                                  -----------------------------    ----------------------------
                                                      1998             1997            1998            1997
                                                  ------------     -------------   ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................          $          -               -         605,912         503,142
  Mortality and expense charges (note 2).                     -               -         (40,935)       (102,486)
  Administration charge (note 2):
          Tier I ........................                     -               -         (26,247)        (68,066)
          Tier II .......................                     -               -          (6,522)        (15,321)
          Tier III ......................                     -               -          (1,097)         (2,187)
          Tier IV .......................                     -               -            (717)         (1,625)
          Tier V ........................                     -               -               -               -
  Variable account fee (notes 2 and 5)...                   (10)              -        (158,242)              -
                                                   ------------    ------------    ------------    ------------
    Net investment activity..............                   (10)              -         372,152         313,457

  Proceeds from mutual fund shares sold..                 6,997               -       1,979,934       2,918,824
  Cost of mutual fund shares sold........                (7,179)              -      (1,412,824)     (2,133,346)
                                                   ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..                  (182)              -         567,110         785,478
  Change in unrealized gain (loss) on investments         2,237               -        (296,231)      1,085,683
                                                   ------------    ------------    ------------    ------------
    Net gain (loss) on investments.......                 2,055               -         270,879       1,871,161
                                                   ------------    ------------    ------------    ------------
  Reinvested capital gains...............                   861               -       2,563,688       2,264,235
                                                   ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                 2,906               -       3,206,719       4,448,853
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                22,113               -       5,778,407       5,518,647
  Transfers between funds ...............                32,022               -      (2,075,401)        (42,962)
  Redemptions............................                     -               -      (1,577,795)     (3,356,403)
  Annual contract maintenance charge (note 2)                 -               -               -               -
  Contingent deferred sales charges (note 2)                  -               -               -               -
  Adjustments to maintain reserves.......                   (11)              -             335            (284)
                                                   ------------    ------------    ------------    ------------
      Net equity transactions............                54,124               -       2,125,546       2,118,998

NET CHANGE IN CONTRACT OWNERS' EQUITY....                57,030               -       5,332,265       6,567,851
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                   -               -      22,890,103      16,322,252
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD....          $     57,030               -      28,222,368      22,890,103
                                                   ============    ============    ============    ============

                                                              InvToTRet                        JanFund
                                                     -----------------------------    ----------------------------
                                                          1998           1997             1998            1997
                                                     -------------   -------------    ------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                       84                -         255,272         504,628
  Mortality and expense charges (note 2).                        -                -        (123,418)       (263,647)
  Administration charge (note 2):
          Tier I ........................                        -                -         (73,139)       (155,821)
          Tier II .......................                        -                -         (18,968)        (40,695)
          Tier III ......................                        -                -          (5,896)        (12,305)
          Tier IV .......................                        -                -          (3,446)         (7,654)
          Tier V ........................                        -                -               -               -
  Variable account fee (notes 2 and 5)...                      (48)               -        (572,068)              -
                                                      ------------    -------------   -------------   -------------
    Net investment activity..............                       36                -        (541,663)         24,506

  Proceeds from mutual fund shares sold..                        -                -       5,913,478       1,817,544
  Cost of mutual fund shares sold........                        -                -      (4,178,412)     (1,287,899)
                                                      ------------    -------------   -------------   -------------
    Realized gain (loss) on investments..                        -                -       1,735,066         529,645
  Change in unrealized gain (loss) on investments             (492)               -      27,025,929      (1,083,219)
                                                      ------------    -------------   -------------   -------------
    Net gain (loss) on investments.......                     (492)               -      28,760,995        (553,574)
                                                      ------------    -------------   -------------   -------------
  Reinvested capital gains...............                    2,113                -       3,109,129      10,329,860
                                                      ------------    -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                    1,657                -      31,328,461       9,800,792
                                                      ------------    -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                   33,134                -      30,660,731      22,193,127
  Transfers between funds ...............                   96,955                -       9,765,202         385,853
  Redemptions............................                        -                -      (6,044,122)     (3,993,919)
  Annual contract maintenance charge (note 2)                    -                -               -               -
  Contingent deferred sales charges (note 2)                     -                -               -               -
  Adjustments to maintain reserves.......                       (1)               -          13,252          (6,804)
                                                      ------------    -------------   -------------   -------------
      Net equity transactions............                  130,088                -      34,395,063      18,578,257

NET CHANGE IN CONTRACT OWNERS' EQUITY....                  131,745                -      65,723,524      28,379,049
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                      -                -      65,725,920      37,346,871
                                                      ------------    -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....                  131,745                -     131,449,444      65,725,920
                                                      ============    =============   =============   =============


                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                            Jan20Fd                          JanWrldwde
                                                  -----------------------------    ----------------------------
                                                       1998             1997            1998            1997
                                                  -------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................          $          -              45           4,603               -
  Mortality and expense charges (note 2).                   (96)           (643)            (52)              -
  Administration charge (note 2):
          Tier I ........................                   (86)           (578)            (46)              -
          Tier II .......................                     -               -               -               -
          Tier III ......................                     -               -               -               -
          Tier IV .......................                     -               -               -               -
          Tier V ........................                     -               -               -               -
  Variable account fee (notes 2 and 5)...                     -               -          (4,975)              -
                                                   ------------    ------------    ------------    ------------
    Net investment activity..............                  (182)         (1,176)           (470)              -

  Proceeds from mutual fund shares sold..               234,631         571,046         280,474               -
  Cost of mutual fund shares sold........              (218,097)       (609,105)       (276,630)              -
                                                   ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..                16,534         (38,059)          3,844               -
  Change in unrealized gain (loss) on investments         1,871          33,644          32,242               -
                                                   ------------    ------------    ------------    ------------
    Net gain (loss) on investments.......                18,405          (4,415)         36,086               -
                                                   ------------    ------------    ------------    ------------
  Reinvested capital gains...............                     -           2,061               -               -
                                                   ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                18,223          (3,530)         35,616               -
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                66,106         215,002       1,224,932               -
  Transfers between funds ...............               112,713         124,576          42,958               -
  Redemptions............................              (213,496)       (569,390)       (148,660)              -
  Annual contract maintenance charge (note 2)                 -               -               -               -
  Contingent deferred sales charges (note 2)                  -               -               -               -
  Adjustments to maintain reserves.......                    (1)              4             778               -
                                                   ------------    ------------    ------------    ------------
      Net equity transactions............               (34,678)       (229,808)      1,120,008               -

NET CHANGE IN CONTRACT OWNERS' EQUITY....               (16,455)       (233,338)      1,155,624               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD              16,455         249,793               -               -
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD....         $           -          16,455       1,155,624               -
                                                   ============    ============    ============    ============


                                                                  MASFIP                         MFSGrStk
                                                      -----------------------------   -----------------------------
                                                           1998            1997           1998            1997
                                                      ------------    -------------   ------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                  262,173          131,839           3,357           3,241
  Mortality and expense charges (note 2).                   (5,269)          (9,679)        (13,218)        (30,470)
  Administration charge (note 2):
          Tier I ........................                   (2,984)          (5,793)         (3,786)         (8,816)
          Tier II .......................                     (671)          (1,213)           (577)         (1,116)
          Tier III ......................                     (494)            (733)           (217)           (501)
          Tier IV .......................                     (117)            (202)             (3)             (8)
          Tier V ........................                        -                -          (2,376)         (5,527)
  Variable account fee (notes 2 and 5)...                  (25,897)               -         (45,122)              -
                                                      ------------    -------------   -------------   -------------
    Net investment activity..............                  226,741          114,219         (61,942)        (43,197)

  Proceeds from mutual fund shares sold..                2,064,790        1,183,622         763,833         806,782
  Cost of mutual fund shares sold........               (2,063,602)      (1,164,040)       (594,289)       (796,449)
                                                      ------------    -------------   -------------   -------------
    Realized gain (loss) on investments..                    1,188           19,582         169,544          10,333
  Change in unrealized gain (loss) on investments         (138,309)          (6,279)      1,977,242       1,199,210
                                                      ------------    -------------   -------------   -------------
    Net gain (loss) on investments.......                 (137,121)          13,303       2,146,786       1,209,543
                                                      ------------    -------------   -------------   -------------
  Reinvested capital gains...............                  141,173           34,732         835,048       1,104,545
                                                      ------------    -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                  230,793          162,254       2,919,892       2,270,891
                                                      ------------    -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                2,337,578          892,120         938,045         560,733
  Transfers between funds ...............                1,227,491          562,385          49,079          54,405
  Redemptions............................                 (408,984)        (220,277)       (652,945)       (695,501)
  Annual contract maintenance charge (note 2)                    -                -            (489)           (486)
  Contingent deferred sales charges (note 2)                     -                -            (185)           (456)
  Adjustments to maintain reserves.......                      769             (131)            180             451
                                                      ------------    -------------   -------------   -------------
      Net equity transactions............                3,156,854        1,234,097         333,685         (80,854)

NET CHANGE IN CONTRACT OWNERS' EQUITY....                3,387,647        1,396,351       3,253,577       2,190,037
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD              2,659,273        1,262,922       7,205,011       5,014,974
                                                      ------------    -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....                6,046,920        2,659,273      10,458,588       7,205,011
                                                      ============    =============   =============   =============



                                                                     (Continued)
                                      25

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                             MFSGrOpp                       MFSHIInc
                                                  ----------------------------    ----------------------------
                                                      1998            1997            1998            1997
                                                  ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................         $          -               -         456,237         312,636
  Mortality and expense charges (note 2).              (50,612)       (134,126)         (7,916)        (18,058)
  Administration charge (note 2):
          Tier I ........................               (7,564)        (22,570)           (768)         (2,559)
          Tier II .......................               (4,456)        (11,636)           (201)           (655)
          Tier III ......................               (2,056)         (5,520)           (148)           (418)
          Tier IV .......................                  (38)           (108)              -              (1)
          Tier V ........................               (9,935)        (25,510)         (1,969)         (4,109)
  Variable account fee (notes 2 and 5)...             (155,715)              -         (25,707)              -
                                                  ------------    ------------    ------------    ------------
    Net investment activity..............             (230,376)       (199,470)        419,528         286,836

  Proceeds from mutual fund shares sold..            4,941,954       4,369,685       7,726,052       2,220,329
  Cost of mutual fund shares sold........           (3,473,271)     (3,326,454)     (7,645,469)     (2,126,593)
                                                  ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..            1,468,683       1,043,231          80,583          93,736
  Change in unrealized gain (loss) on investments    2,631,079         846,207        (532,483)         19,624
                                                  ------------    ------------    ------------    ------------
    Net gain (loss) on investments.......            4,099,762       1,889,438        (451,900)        113,360
                                                  ------------    ------------    ------------    ------------
  Reinvested capital gains...............            3,810,336       3,444,649               -               -
                                                  ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owner's
        equity resulting from operations.            7,679,722       5,134,617         (32,372)        400,196
                                                  ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................            3,001,332       1,426,143       2,601,573         610,811
  Transfers between funds ...............             (315,367)       (942,811)       (223,014)       (123,874)
  Redemptions............................           (2,525,453)     (3,228,399)       (931,136)       (708,681)
  Annual contract maintenance charge (note 2)                -               -               -               -
  Contingent deferred sales charges (note 2)                 -               -               -               -
  Adjustments to maintain reserves.......                 (192)        (21,750)          2,885          (2,782)
                                                    ----------     ------------    ------------    ------------
      Net equity transactions............              160,320      (2,766,817)      1,450,308        (224,526)

NET CHANGE IN CONTRACT OWNERS' EQUITY....            7,840,042       2,367,800       1,417,936         175,670
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD         27,826,901      25,459,101       3,923,071       3,747,401
                                                  ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD....         $ 35,666,943      27,826,901       5,341,007       3,923,071
                                                  ============    ============    ============    ============


                                                            MSIEqGroB                       NAATAggr
                                                -----------------------------    ----------------------------
                                                    1998             1997            1998            1997
                                                -------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................       $           95                -             507               -
  Mortality and expense charges (note 2).                    -                -          (1,215)              -
  Administration charge (note 2):
          Tier I ........................                    -                -            (890)              -
          Tier II .......................                    -                -            (141)              -
          Tier III ......................                    -                -             (25)              -
          Tier IV .......................                    -                -              (3)              -
          Tier V ........................                    -                -               -               -
  Variable account fee (notes 2 and 5)...                  (45)               -         (13,433)              -
                                                   ------------    -------------   -------------   -------------
    Net investment activity..............                   50                -         (15,200)              -

  Proceeds from mutual fund shares sold..                  676                -         635,734               -
  Cost of mutual fund shares sold........                 (667)               -        (616,801)              -
                                                   ------------    -------------   -------------   -------------
    Realized gain (loss) on investments..                    9                -          18,933               -
  Change in unrealized gain (loss) on investments        1,514                -         196,583               -
                                                   ------------    -------------   -------------   -------------
    Net gain (loss) on investments.......                1,523                -         215,516               -
                                                   ------------    -------------   -------------   -------------
  Reinvested capital gains...............                3,097                -               -               -
                                                   ------------    -------------   -------------   -------------
      Net increase (decrease) in contract owner's
        equity resulting from operations.                4,670                -         200,316               -
                                                   ------------    -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................               25,975                -       1,887,715               -
  Transfers between funds ...............               67,174                -       1,152,077               -
  Redemptions............................                    -                -        (170,820)              -
  Annual contract maintenance charge (note 2)                -                -               -               -
  Contingent deferred sales charges (note 2)                 -                -               -               -
  Adjustments to maintain reserves.......                   82                -              47               -
                                                   ------------    -------------   -------------   -------------
      Net equity transactions............               93,231                -       2,869,019               -

NET CHANGE IN CONTRACT OWNERS' EQUITY....               97,901                -       3,069,335               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                  -                -               -               -
                                                 -------------    -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....       $       97,901                -       3,069,335               -
                                                 =============    =============   =============   =============


                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                               NAATcons                      NAATMod
                                                  -----------------------------   ----------------------------
                                                       1998             1997            1998          1997
                                                  ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................         $      5,626               -           5,843               -
  Mortality and expense charges (note 2).                 (201)              -            (108)              -
  Administration charge (note 2):
          Tier I ........................                  (28)              -             (62)              -
          Tier II .......................                   (2)              -             (17)              -
          Tier III ......................                 (100)              -              (7)              -
          Tier IV .......................                    -               -              (3)              -
          Tier V ........................                    -               -               -               -
  Variable account fee (notes 2 and 5)...               (1,900)              -          (5,098)              -
                                                  ------------    ------------     -----------    ------------
    Net investment activity..............                3,395               -             548               -

  Proceeds from mutual fund shares sold..              576,645               -         336,223               -
  Cost of mutual fund shares sold........             (567,041)              -        (348,924)              -
                                                  ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..                9,604               -         (12,701)              -
  Change in unrealized gain (loss) on investments       19,647               -         147,065               -
                                                  ------------    ------------    ------------    ------------
    Net gain (loss) on investments.......               29,251               -         134,364               -
                                                  ------------    ------------    ------------    ------------
  Reinvested capital gains...............                    -               -               -               -
                                                  ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.               32,646               -         134,912               -
                                                  ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................              195,908               -       1,292,678               -
  Transfers between funds ...............              444,932               -         469,169               -
  Redemptions............................              (78,995)              -        (126,526)              -
  Annual contract maintenance charge (note 2)                -               -               -               -
  Contingent deferred sales charges (note 2)                 -               -               -               -
  Adjustments to maintain reserves.......                   (4)              -              30               -
                                                  ------------    ------------    ------------    ------------
      Net equity transactions............              561,841               -       1,635,351               -

NET CHANGE IN CONTRACT OWNERS' EQUITY....              594,487               -       1,770,263               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                  -               -               -               -
                                                  ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD....         $    594,487               -       1,770,263               -
                                                  ============    ============    ============    ============

                                                             NAATModAgg                      NAATModCon
                                                   ----------------------------    ----------------------------
                                                       1998            1997            1998            1997
                                                   ------------    ------------    -------------   ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                5,390                -           5,191               -
  Mortality and expense charges (note 2).                 (455)               -             (73)              -
  Administration charge (note 2):
          Tier I ........................                 (270)               -             (15)              -
          Tier II .......................                  (61)               -              (1)              -
          Tier III ......................                  (42)               -             (33)              -
          Tier IV .......................                   (3)               -               -               -
          Tier V ........................                    -                -               -               -
  Variable account fee (notes 2 and 5)...               (6,084)               -          (2,642)              -
                                                  ------------    -------------   -------------   -------------
    Net investment activity..............               (1,525)               -           2,427               -

  Proceeds from mutual fund shares sold..              464,789                -         126,322               -
  Cost of mutual fund shares sold........             (466,292)               -        (122,914)              -
                                                  ------------    -------------   -------------   -------------
    Realized gain (loss) on investments..               (1,503)               -           3,408               -
  Change in unrealized gain (loss) on investments      102,054                -          53,826               -
                                                  ------------    -------------   -------------   -------------
    Net gain (loss) on investments.......              100,551                -          57,234               -
                                                  ------------    -------------   -------------   -------------
  Reinvested capital gains...............                    -                -               -               -
                                                  ------------    -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.               99,026                -          59,661               -
                                                  ------------    -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................            1,191,358                -         345,421               -
  Transfers between funds ...............              379,175                -         511,458               -
  Redemptions............................              (93,431)               -         (41,109)              -
  Annual contract maintenance charge (note 2)                -                -               -               -
  Contingent deferred sales charges (note 2)                 -                -               -               -
  Adjustments to maintain reserves.......                   39                -              43               -
                                                  ------------    -------------   -------------   -------------
      Net equity transactions............            1,477,141                -         815,813               -

NET CHANGE IN CONTRACT OWNERS' EQUITY....            1,576,167                -         875,474               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                  -                -               -               -
                                                  ------------    -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....            1,576,167                -         875,474               -
                                                  ============    =============   =============   =============


                                                                    (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                            NWBdFd                             NWFund
                                                  ----------------------------    ----------------------------
                                                      1998             1997            1998            1997
                                                  ------------    ------------     ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................         $      8,729           8,172       1,275,418         690,370
  Mortality and expense charges (note 2).                 (177)           (641)       (162,460)       (266,484)
  Administration charge (note 2):
          Tier I ........................                    -             (76)        (71,265)       (123,555)
          Tier II .......................                    -               -         (20,611)        (35,569)
          Tier III ......................                    -               -          (8,929)        (14,919)
          Tier IV .......................                    -               -          (2,770)         (3,750)
          Tier V ........................                  (53)           (167)        (10,712)        (15,150)
  Variable account fee (notes 2 and 5)...                 (874)              -        (793,939)              -
                                                  ------------    ------------    ------------    ------------
    Net investment activity..............                7,625           7,288         204,732         230,943

  Proceeds from mutual fund shares sold..               32,175          78,071       7,155,989       3,524,263
  Cost of mutual fund shares sold........              (30,850)        (82,229)     (3,977,604)     (2,432,914)
                                                  ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..                1,325          (4,158)      3,178,385       1,091,349
  Change in unrealized gain (loss) on investments        2,630           6,157      21,386,876      11,194,545
                                                  ------------    ------------    ------------    ------------
    Net gain (loss) on investments.......                3,955           1,999      24,565,261      12,285,894
                                                  ------------    ------------    ------------    ------------
  Reinvested capital gains...............                    -               -       7,428,131       3,686,826
                                                  ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.               11,580           9,287      32,198,124      16,203,663
                                                  ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................              173,475          22,759      59,228,416      15,483,476
  Transfers between funds ...............              (21,724)        (33,788)     35,685,404      13,256,766
  Redemptions............................                 (840)        (46,264)    (13,470,684)     (4,206,078)
  Annual contract maintenance charge (note 2)                -               -          (1,070)         (1,088)
  Contingent deferred sales charges (note 2)                 -               -          (1,062)           (897)
  Adjustments to maintain reserves.......                  (84)            (12)          6,785             433
                                                  ------------    ------------    ------------    ------------
      Net equity transactions............              150,827         (57,305)     81,447,789      24,532,612

NET CHANGE IN CONTRACT OWNERS' EQUITY....              162,407         (48,018)    113,645,913      40,736,275
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD            111,736         159,754      75,327,367      34,591,092
                                                  ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD....        $     274,143         111,736     188,973,280      75,327,367
                                                  ============    ============    ============    ============


                                                                  NWGroFd                             NWMyMkt
                                                      ----------------------------      --------------------------
                                                           1998            1997             1998            1997
                                                      ------------    -------------     -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                  14,337           68,821       3,234,302       2,956,768
  Mortality and expense charges (note 2).                 (18,865)         (44,059)       (103,945)       (298,652)
  Administration charge (note 2):
          Tier I ........................                  (6,715)         (17,354)        (33,864)        (99,691)
          Tier II .......................                  (2,143)          (5,594)        (27,756)        (78,281)
          Tier III ......................                    (475)          (1,245)         (3,371)         (9,259)
          Tier IV .......................                    (992)          (2,168)         (2,320)         (6,949)
          Tier V ........................                  (1,636)          (3,087)         (6,062)        (17,169)
  Variable account fee (notes 2 and 5)...                 (68,124)               -        (356,313)              -
                                                     ------------    -------------   -------------   -------------
    Net investment activity..............                 (84,613)          (4,686)      2,700,671       2,446,767

  Proceeds from mutual fund shares sold..               3,211,852          888,498     125,064,177      90,261,974
  Cost of mutual fund shares sold........              (2,238,411)        (640,663)   (125,064,177)    (90,261,974)
                                                     ------------    -------------   -------------   -------------
    Realized gain (loss) on investments..                 973,441          247,835               -               -
  Change in unrealized gain (loss) on investments         746,981          428,346               -               -
                                                     ------------    -------------   -------------   -------------
    Net gain (loss) on investments.......               1,720,422          676,181               -               -
                                                     ------------    -------------   -------------   -------------
  Reinvested capital gains...............                 688,315        1,209,332               -               -
                                                     ------------    -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.               2,324,124        1,880,827       2,700,671       2,446,767
                                                     ------------    -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................               2,626,268        1,294,729      15,218,549       9,680,836
  Transfers between funds ...............                 (14,054)        (227,077)      7,542,179      (8,123,293)
  Redemptions............................              (1,150,765)        (510,560)    (11,436,140)     (6,330,019)
  Annual contract maintenance charge (note 2)                   -                -             (14)            (15)
  Contingent deferred sales charges (note 2)                    -                -               -          (2,230)
  Adjustments to maintain reserves.......                      93               95          17,615          25,609
                                                     ------------    -------------   -------------   -------------
      Net equity transactions............               1,461,542          557,187      11,342,189      (4,749,112)

NET CHANGE IN CONTRACT OWNERS' EQUITY....               3,785,666        2,438,014      14,042,860      (2,302,345)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD             9,970,932        7,532,918      56,626,599      58,928,944
                                                     ------------    -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....              13,756,598        9,970,932      70,669,459      56,626,599
                                                     ============    =============   =============   =============



                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                            NWindxFdY                         NSATGvtBd
                                                   -----------------------------    ----------------------------
                                                       1998             1997            1998            1997
                                                   ------------     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................          $      1,092               -             932             825
  Mortality and expense charges (note 2).                     -               -             (25)            (67)
  Administration charge (note 2):
          Tier I ........................                     -               -             (23)            (60)
          Tier II .......................                     -               -               -               -
          Tier III ......................                     -               -               -               -
          Tier IV .......................                     -               -               -               -
          Tier V ........................                     -               -               -               -
  Variable account fee (notes 2 and 5)...                  (272)              -            (114)              -
                                                   ------------    ------------    ------------    ------------
    Net investment activity..............                   820               -             770             698

  Proceeds from mutual fund shares sold..                12,991               -              98           2,513
  Cost of mutual fund shares sold........               (12,980)              -             (91)         (2,354)
                                                   ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..                    11               -               7             159
  Change in unrealized gain (loss) on investments        18,449               -             413             270
                                                   ------------    ------------    ------------    ------------
    Net gain (loss) on investments.......                18,460               -             420             429
                                                   ------------    ------------    ------------    ------------
  Reinvested capital gains...............                     -               -              93               -
                                                   ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                19,280               -           1,283           1,127
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                81,674               -           3,575           3,575
  Transfers between funds ...............               507,742               -               -               -
  Redemptions............................                (6,153)              -            (188)         (2,506)
  Annual contract maintenance charge (note 2)                 -               -             (12)            (32)
  Contingent deferred sales charges (note 2)                  -               -               -               -
  Adjustments to maintain reserves.......                    91               -               -              (1)
                                                   ------------    ------------    ------------    ------------
      Net equity transactions............               583,354               -           3,375           1,036

NET CHANGE IN CONTRACT OWNERS' EQUITY....               602,634               -           4,658           2,163
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                   -               -          14,781          12,618
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD....          $    602,634               -          19,439          14,781
                                                   ============    ============    ============    ============

                                                              NSATMyMkt                          NSATSmCo
                                                    ----------------------------    ------------------------------
                                                        1998            1997             1998            1997
                                                    ------------    ------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                 1,928            1,378               -               -
  Mortality and expense charges (note 2).                   (25)            (135)         (1,113)              -
  Administration charge (note 2):
          Tier I ........................                   (22)            (121)           (458)              -
          Tier II .......................                     -                -            (337)              -
          Tier III ......................                     -                -             (85)              -
          Tier IV .......................                     -                -             (17)              -
          Tier V ........................                     -                -               -               -
  Variable account fee (notes 2 and 5)...                  (319)               -         (13,276)              -
                                                   ------------    -------------   -------------   -------------
    Net investment activity..............                 1,562            1,122         (15,286)              -

  Proceeds from mutual fund shares sold..                 1,610           37,780       2,561,737               -
  Cost of mutual fund shares sold........                (1,610)         (37,780)     (2,738,916)              -
                                                   ------------    -------------   -------------   -------------
    Realized gain (loss) on investments..                     -                -        (177,179)              -
  Change in unrealized gain (loss) on investments             -                -         283,712               -
                                                   ------------    -------------   -------------   -------------
    Net gain (loss) on investments.......                     -                -         106,533               -
                                                   ------------    -------------   -------------   -------------
  Reinvested capital gains...............                     -                -               -               -
                                                   ------------    -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                 1,562            1,122          91,247               -
                                                   ------------    -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                 9,243            8,580       1,668,534               -
  Transfers between funds ...............                56,989          (15,000)      1,950,841               -
  Redemptions............................                     -          (22,757)       (173,431)              -
  Annual contract maintenance charge (note 2)                 -               (5)              -               -
  Contingent deferred sales charges (note 2)                  -                -               -               -
  Adjustments to maintain reserves.......                    12               (7)          1,142               -
                                                   ------------    -------------   -------------   -------------
      Net equity transactions............                66,244          (29,189)      3,447,086               -

NET CHANGE IN CONTRACT OWNERS' EQUITY....                67,806          (28,067)      3,538,333               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD               8,353           36,420               -               -
                                                   ------------    -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....                76,159            8,353       3,538,333               -
                                                   ============    =============   =============   =============





                                                                     (Continued)
                                       29

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                              NSATTotRe                       NBAMTGro
                                                   -----------------------------    ----------------------------
                                                       1998             1997            1998            1997
                                                   ------------     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................          $      1,442           1,290               -               -
  Mortality and expense charges (note 2).                  (226)           (444)            (46)           (114)
  Administration charge (note 2):
          Tier I ........................                  (203)           (399)            (42)           (103)
          Tier II .......................                     -               -               -               -
          Tier III ......................                     -               -               -               -
          Tier IV .......................                     -               -               -               -
          Tier V ........................                     -               -               -               -
  Variable account fee (notes 2 and 5)...                  (898)              -            (179)              -
                                                   ------------    ------------    ------------    ------------
    Net investment activity..............                   115             447            (267)           (217)

  Proceeds from mutual fund shares sold..                12,829             374           7,379             289
  Cost of mutual fund shares sold........                (6,994)           (234)         (7,320)           (224)
                                                   ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..                 5,835             140              59              65
  Change in unrealized gain (loss) on investments        10,427          13,515          (2,595)          3,892
                                                   ------------    ------------    ------------    ------------
    Net gain (loss) on investments.......                16,262          13,655          (2,536)          3,957
                                                   ------------    ------------    ------------    ------------
  Reinvested capital gains...............                 5,748           4,114           7,561           1,560
                                                   ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                22,125          18,216           4,758           5,300
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                 8,798          27,743           9,567           6,212
  Transfers between funds ...............                     -          36,972               -               -
  Redemptions............................               (12,584)           (149)         (7,559)           (143)
  Annual contract maintenance charge (note 2)               (12)             (4)              -             (10)
  Contingent deferred sales charges (note 2)                  -               -               -               -
  Adjustments to maintain reserves.......                     2              11               1               1
                                                   ------------    ------------    ------------    ------------
      Net equity transactions............                (3,796)         64,573           2,009           6,060

NET CHANGE IN CONTRACT OWNERS' EQUITY....                18,329          82,789           6,767          11,360
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD             129,271          46,482          28,237          16,877
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD....          $    147,600         129,271          35,004          28,237
                                                   ============    ============    ============    ============


                                                              NBAMTLMat                       NBAMTPart
                                                    ----------------------------    ----------------------------
                                                        1998            1997            1998            1997
                                                    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:                                        554              441             142              47
  Reinvested dividends ..................                   (15)             (44)            (63)           (104)
  Mortality and expense charges (note 2).
  Administration charge (note 2):                           (13)             (40)            (56)            (93)
          Tier I ........................                     -                -               -               -
          Tier II .......................                     -                -               -               -
          Tier III ......................                     -                -               -               -
          Tier IV .......................                     -                -               -               -
          Tier V ........................                   (65)               -            (325)              -
  Variable account fee (notes 2 and 5)...          ------------    -------------   -------------   -------------
                                                            461              357            (302)           (150)
    Net investment activity..............
                                                              -            3,118           1,445             346
  Proceeds from mutual fund shares sold..                     -           (3,150)           (670)           (161)
  Cost of mutual fund shares sold........          ------------    -------------   -------------   -------------
                                                              -              (32)            775             185
    Realized gain (loss) on investments..                  (144)             176          (3,210)          4,404
  Change in unrealized gain (loss) on investments  ------------    -------------   -------------   -------------
                                                           (144)             144          (2,435)          4,589
    Net gain (loss) on investments.......          ------------    -------------   -------------   -------------
                                                              -                -           4,468             729
  Reinvested capital gains...............          ------------    -------------   -------------   -------------

      Net increase (decrease) in contract owners'           317              501           1,731           5,168
        equity resulting from operations.          ------------    -------------   -------------   -------------


EQUITY TRANSACTIONS:
  Purchase payments received from                         2,375            4,298          30,030           6,119
    contract owners......................                     -           (3,114)          3,872           3,543
  Transfers between funds ...............                     -                -          (1,397)           (167)
  Redemptions............................                     -                -               -               -
  Annual contract maintenance charge (note 2)                 -                -               -               -
  Contingent deferred sales charges (note 2)                  -                -              (1)             (2)
  Adjustments to maintain reserves.......          ------------    -------------   -------------   -------------
                                                          2,375            1,184          32,504           9,493
      Net equity transactions............
                                                          2,692            1,685          34,235          14,661
NET CHANGE IN CONTRACT OWNERS' EQUITY....                 8,440            6,755          29,431          14,770
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD        ------------    -------------   -------------   -------------
                                                         11,132            8,440          63,666          29,431
CONTRACT OWNERS' EQUITY END OF PERIOD....          ============    =============   =============   =============



                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                              NBGuard                          NBManhFd
                                                   -----------------------------    ----------------------------
                                                        1998             1997            1998            1997
                                                   ------------     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................          $      8,655           4,553               -               -
  Mortality and expense charges (note 2).                (1,980)         (3,053)           (217)           (810)
  Administration charge (note 2):
          Tier I ........................                  (393)              -            (195)           (729)
          Tier II .......................                     -               -               -               -
          Tier III ......................                     -               -               -               -
          Tier IV .......................                     -               -               -               -
          Tier V ........................                  (463)           (916)              -               -
  Variable account fee (notes 2 and 5)...                (6,774)              -          (1,138)              -
                                                   ------------    ------------    ------------    ------------
    Net investment activity..............                  (955)            584          (1,550)         (1,539)

  Proceeds from mutual fund shares sold..             1,760,387         453,514           4,438         223,724
  Cost of mutual fund shares sold........            (2,068,736)       (414,080)         (4,754)       (233,494)
                                                   ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..              (308,349)         39,434            (316)         (9,770)
  Change in unrealized gain (loss) on investments        72,024        (121,548)         18,278          14,259
                                                   ------------    ------------    ------------    ------------
    Net gain (loss) on investments.......              (236,325)        (82,114)         17,962           4,489
                                                   ------------    ------------    ------------    ------------
  Reinvested capital gains...............               228,090         128,744          16,709          31,773
                                                   ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                (9,190)         47,214          33,121          34,723
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................             1,175,835         620,995         103,867          19,016
  Transfers between funds ...............              (425,526)        226,325            (255)        (53,207)
  Redemptions............................              (220,657)        (60,295)         (3,629)       (170,571)
  Annual contract maintenance charge (note 2)                 -               -               -               -
  Contingent deferred sales charges (note 2)                  -               -              (4)              -
  Adjustments to maintain reserves.......                  (850)            838               -             (24)
                                                   ------------    ------------    ------------    ------------
      Net equity transactions............               528,802         787,863          99,979        (204,786)

NET CHANGE IN CONTRACT OWNERS' EQUITY....               519,612         835,077         133,100        (170,063)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD             984,329         149,252         124,816         294,879
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD....          $  1,503,941         984,329         257,916         124,816
                                                   ============    ============    ============    ============

                                                                 NBPartFd                        NBGuardTr
                                                       ----------------------------    ----------------------------
                                                            1998            1997            1998            1997
                                                       ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                        -           11,614               -               -
  Mortality and expense charges (note 2).                   (1,836)          (4,937)            (28)              -
  Administration charge (note 2):
          Tier I ........................                   (1,652)          (4,443)            (25)              -
          Tier II .......................                        -                -               -               -
          Tier III ......................                        -                -               -               -
          Tier IV .......................                        -                -               -               -
          Tier V ........................                        -                -               -               -
  Variable account fee (notes 2 and 5)...                        -                -               -               -
                                                      ------------    -------------   -------------   -------------
    Net investment activity..............                   (3,488)           2,234             (53)              -

  Proceeds from mutual fund shares sold..                2,754,448          359,092          68,479               -
  Cost of mutual fund shares sold........               (2,803,651)        (298,999)        (63,557)              -
                                                      ------------    -------------   -------------   -------------
    Realized gain (loss) on investments..                  (49,203)          60,093           4,922               -
  Change in unrealized gain (loss) on investments          210,691         (210,691)              -               -
                                                      ------------    -------------   -------------   -------------
    Net gain (loss) on investments.......                  161,488         (150,598)          4,922               -
                                                      ------------    -------------   -------------   -------------
  Reinvested capital gains...............                        -          356,973               -               -
                                                      ------------    -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                  158,000          208,609           4,869               -
                                                      ------------    -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                  363,321          350,067          33,268               -
  Transfers between funds ...............                  245,865        1,620,917          27,513               -
  Redemptions............................               (2,766,371)        (180,319)        (65,651)              -
  Annual contract maintenance charge (note 2)                    -                -               -               -
  Contingent deferred sales charges (note 2)                     -              (81)              -               -
  Adjustments to maintain reserves.......                       41              (49)              1               -
                                                      ------------    -------------   -------------   -------------
      Net equity transactions............               (2,157,144)       1,790,535          (4,869)              -

NET CHANGE IN CONTRACT OWNERS' EQUITY....               (1,999,144)       1,999,144               -               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD              1,999,144                -               -               -
                                                      ------------    -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....                        -        1,999,144               -               -
                                                      ============    =============   =============   =============



                                                                     (Continued)
                                       31

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                                NBPartTr                         PrBalY
                                                      ----------------------------    ----------------------------
                                                          1998             1997           1998            1997
                                                      ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................             $          -               -             101               -
  Mortality and expense charges (note 2).                        -               -               -               -
  Administration charge (note 2):
          Tier I ........................                        -               -               -               -
          Tier II .......................                        -               -               -               -
          Tier III ......................                        -               -               -               -
          Tier IV .......................                        -               -               -               -
          Tier V ........................                        -               -               -               -
  Variable account fee (notes 2 and 5)...                       (4)              -             (25)              -
                                                      ------------    ------------    ------------    ------------
    Net investment activity..............                       (4)              -              76               -

  Proceeds from mutual fund shares sold..                   14,303               -           1,150               -
  Cost of mutual fund shares sold........                  (14,138)              -          (1,099)              -
                                                      ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..                      165               -              51               -
  Change in unrealized gain (loss) on investments                6               -           1,222               -
                                                      ------------    ------------    ------------    ------------
    Net gain (loss) on investments.......                      171               -           1,273               -
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains...............                      120               -               -               -
                                                      ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                      287               -           1,349               -
                                                      ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                    4,656               -          27,624               -
  Transfers between funds ...............                   41,930               -          26,228               -
  Redemptions............................                        -               -               -               -
  Annual contract maintenance charge (note 2)                    -               -               -               -
  Contingent deferred sales charges (note 2)                     -               -               -               -
  Adjustments to maintain reserves.......                      (30)              -              23               -
                                                      ------------    ------------    ------------    ------------
      Net equity transactions............                   46,556               -          53,875               -

NET CHANGE IN CONTRACT OWNERS' EQUITY....                   46,843               -          55,224               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                      -               -               -               -
                                                      ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD....             $     46,843               -          55,224               -
                                                      ============    ============    ============    ============


                                                                    PrintY                        PrLgCapGrY
                                                         ----------------------------    ----------------------------
                                                             1998            1997            1998            1997
                                                         ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                           -                -               -               -
  Mortality and expense charges (note 2).                           -                -               -               -
  Administration charge (note 2):
          Tier I ........................                           -                -               -               -
          Tier II .......................                           -                -               -               -
          Tier III ......................                           -                -               -               -
          Tier IV .......................                           -                -               -               -
          Tier V ........................                           -                -               -               -
  Variable account fee (notes 2 and 5)...                         (12)               -             (32)              -
                                                         ------------    -------------   -------------   -------------
    Net investment activity..............                         (12)               -             (32)              -

  Proceeds from mutual fund shares sold..                       1,317                -          15,581               -
  Cost of mutual fund shares sold........                      (1,294)               -         (14,964)              -
                                                         ------------    -------------   -------------   -------------
    Realized gain (loss) on investments..                          23                -             617               -
  Change in unrealized gain (loss) on investments                 618                -           3,881               -
                                                         ------------    -------------   -------------   -------------
    Net gain (loss) on investments.......                         641                -           4,498               -
                                                         ------------    -------------   -------------   -------------
  Reinvested capital gains...............                           -                -               -               -
                                                         ------------    -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                         629                -           4,466               -
                                                         ------------    -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                       3,159                -          21,069               -
  Transfers between funds ...............                      15,229                -          38,378               -
  Redemptions............................                           -                -               -               -
  Annual contract maintenance charge (note 2)                       -                -               -               -
  Contingent deferred sales charges (note 2)                        -                -               -               -
  Adjustments to maintain reserves.......                           1                -             311               -
                                                         ------------    -------------   -------------   -------------
      Net equity transactions............                      18,389                -          59,758               -

NET CHANGE IN CONTRACT OWNERS' EQUITY....                      19,018                -          64,224               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                         -                -               -               -
                                                         ------------    -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....                      19,018                -          64,224               -
                                                         ============    =============   =============   =============



                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                              PrLgCpValY                       PrSmCapY
                                                    -----------------------------    ----------------------------
                                                       1998             1997             1998            1997
                                                    ------------    ------------     ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................           $         25               -              25               -
  Mortality and expense charges (note 2).                      -               -               -               -
  Administration charge (note 2):
          Tier I ........................                      -               -               -               -
          Tier II .......................                      -               -               -               -
          Tier III ......................                      -               -               -               -
          Tier IV .......................                      -               -               -               -
          Tier V ........................                      -               -               -               -
  Variable account fee (notes 2 and 5)...                     (6)              -             (17)              -
                                                    ------------    ------------    ------------    ------------
    Net investment activity..............                     19               -               8               -

  Proceeds from mutual fund shares sold..                      -               -           1,003               -
  Cost of mutual fund shares sold........                      -               -            (960)              -
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..                      -               -              43               -
  Change in unrealized gain (loss) on investments            242               -           1,880               -
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments.......                    242               -           1,923               -
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains...............                      -               -               -               -
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                    261               -           1,931               -
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                    997               -           6,201               -
  Transfers between funds ...............                  9,117               -          32,130               -
  Redemptions............................                      -               -               -               -
  Annual contract maintenance charge (note 2)                  -               -               -               -
  Contingent deferred sales charges (note 2)                   -               -               -               -
  Adjustments to maintain reserves.......                     29               -              (9)              -
                                                    ------------    ------------    ------------    ------------
      Net equity transactions............                 10,143               -          38,322               -

NET CHANGE IN CONTRACT OWNERS' EQUITY....                 10,404               -          40,253               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                    -               -               -               -
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD....           $     10,404               -          40,253               -
                                                    ============    ============    ============    ============



                                                                  OppGlob                        PutInvFd
                                                      -----------------------------   -----------------------------
                                                          1998            1997            1998            1997
                                                      ------------    -------------   ------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                      382                -               -         151,621
  Mortality and expense charges (note 2).                        -                -         (85,320)       (195,092)
  Administration charge (note 2):
          Tier I ........................                        -                -         (14,831)        (40,182)
          Tier II .......................                        -                -          (3,668)         (9,409)
          Tier III ......................                        -                -            (942)         (2,362)
          Tier IV .......................                        -                -             (62)           (153)
          Tier V ........................                        -                -         (18,760)        (40,310)
  Variable account fee (notes 2 and 5)...                      (37)               -        (298,201)              -
                                                      ------------    -------------   -------------   -------------
    Net investment activity..............                      345                -        (421,784)       (135,887)

  Proceeds from mutual fund shares sold..                    5,723                -       6,828,788       4,687,426
  Cost of mutual fund shares sold........                   (6,015)               -      (4,492,724)     (3,887,599)
                                                      ------------    -------------   -------------   -------------
    Realized gain (loss) on investments..                     (292)               -       2,336,064         799,827
  Change in unrealized gain (loss) on investments              456                -      13,802,953       6,208,349
                                                      ------------    -------------   -------------   -------------
    Net gain (loss) on investments.......                      164                -      16,139,017       7,008,176
                                                      ------------    -------------   -------------   -------------
  Reinvested capital gains...............                    2,941                -       1,853,165       3,906,053
                                                      ------------    -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                    3,450                -      17,570,398      10,778,342
                                                      ------------    -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                   17,726                -      14,227,151       4,228,718
  Transfers between funds ...............                  118,096                -       2,036,253         483,737
  Redemptions............................                        -                -      (4,706,872)     (4,259,983)
  Annual contract maintenance charge (note 2)                    -                -            (837)           (897)
  Contingent deferred sales charges (note 2)                     -                -            (321)         (3,177)
  Adjustments to maintain reserves.......                       36                -           1,034          (1,786)
                                                      ------------    -------------   -------------   -------------
      Net equity transactions............                  135,858                -      11,556,408         446,612

NET CHANGE IN CONTRACT OWNERS' EQUITY....                  139,308                -      29,126,806      11,224,954
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                      -                -      44,983,644      33,758,690
                                                      ------------    -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....                  139,308                -      74,110,450      44,983,644
                                                      ============    =============   =============   =============




                                                                    (Continued)
                                       33

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                              PutVoyFd                        SEI500lx
                                                   -----------------------------    ----------------------------
                                                        1998             1997            1998            1997
                                                   ------------     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................          $          -               -         362,899         150,459
  Mortality and expense charges (note 2).              (252,564)       (555,728)        (37,050)        (54,468)
  Administration charge (note 2):
          Tier I ........................              (140,670)       (309,069)           (936)        (10,682)
          Tier II .......................               (37,138)        (83,941)           (341)           (712)
          Tier III ......................               (13,406)        (30,283)              -               -
          Tier IV .......................                (6,144)        (14,092)              -               -
          Tier V ........................                (3,642)         (6,508)        (10,675)        (12,513)
  Variable account fee (notes 2 and 5)...            (1,017,243)              -        (151,150)              -
                                                   ------------    ------------    ------------    ------------
    Net investment activity..............            (1,470,807)       (999,621)        162,747          72,084

  Proceeds from mutual fund shares sold..             2,943,852       3,521,888       6,687,829       8,384,055
  Cost of mutual fund shares sold........            (1,717,411)     (2,454,300)     (5,220,572)     (6,905,964)
                                                   ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..             1,226,441       1,067,588       1,467,257       1,478,091
  Change in unrealized gain (loss) on investments    22,821,764      16,465,312       5,210,894         859,863
                                                   ------------    ------------    ------------    ------------
    Net gain (loss) on investments.......            24,048,205      17,532,900       6,678,151       2,337,954
                                                   ------------    ------------    ------------    ------------
  Reinvested capital gains...............            13,977,317       8,147,769         365,867         101,303
                                                   ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.            36,554,715      24,681,048       7,206,765       2,511,341
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................            51,708,613      40,104,364      21,490,017       9,263,710
  Transfers between funds ...............            (6,170,941)     (7,100,256)      3,560,351       5,120,331
  Redemptions............................           (11,182,910)     (8,346,447)     (5,241,962)     (5,549,796)
  Annual contract maintenance charge (note 2)                 -               -               -               -
  Contingent deferred sales charges (note 2)                 (4)              -               -               -
  Adjustments to maintain reserves.......                 9,322         (16,760)            506             626
                                                   ------------    ------------    ------------    ------------
      Net equity transactions............            34,364,080      24,640,901      19,808,912       8,834,871

NET CHANGE IN CONTRACT OWNERS' EQUITY....            70,918,795      49,321,949      27,015,677      11,346,212
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD         137,879,063      88,557,114      15,258,034       3,911,822
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD....          $208,797,858     137,879,063      42,273,711      15,258,034
                                                   ============    ============    ============    ============

                                                                SelGroFd                        StComStk
                                                     -----------------------------   ----------------------------
                                                          1998            1997           1998            1997
                                                     -------------    ------------   ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                   5,032                -               -             700
  Mortality and expense charges (note 2).                  (5,110)         (13,883)              -         (27,052)
  Administration charge (note 2):
          Tier I ........................                  (1,877)          (5,127)              -         (24,346)
          Tier II .......................                    (192)            (533)              -               -
          Tier III ......................                    (122)            (319)              -               -
          Tier IV .......................                      (6)             (16)              -               -
          Tier V ........................                    (770)          (2,084)              -               -
  Variable account fee (notes 2 and 5)...                 (17,203)               -               -               -
                                                     ------------    -------------   -------------   -------------
    Net investment activity..............                 (20,248)         (21,962)              -         (50,698)

  Proceeds from mutual fund shares sold..                 297,835          421,999               -       9,411,196
  Cost of mutual fund shares sold........                (221,285)        (373,415)              -      (8,332,762)
                                                     ------------    -------------   -------------   -------------
    Realized gain (loss) on investments..                  76,550           48,584               -       1,078,434
  Change in unrealized gain (loss) on investments         571,477           75,942               -         (44,067)
                                                     ------------    -------------   -------------   -------------
    Net gain (loss) on investments.......                 648,027          124,526               -       1,034,367
                                                     ------------    -------------   -------------   -------------
  Reinvested capital gains...............                 331,423          331,508               -         121,492
                                                     ------------    -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                 959,202          434,072               -       1,105,161
                                                     ------------    -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                 145,949          172,142               -       3,697,972
  Transfers between funds ...............                (100,050)        (199,396)              -         658,529
  Redemptions............................                (198,476)        (202,858)              -      (9,645,678)
  Annual contract maintenance charge (note 2)                (366)            (395)              -               -
  Contingent deferred sales charges (note 2)                 (131)             (79)              -               -
  Adjustments to maintain reserves.......                     (79)             (18)              -              93
                                                     ------------    -------------   -------------   -------------
      Net equity transactions............                (153,153)        (230,604)              -      (5,289,084)

NET CHANGE IN CONTRACT OWNERS' EQUITY....                 806,049          203,468               -      (4,183,923)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD             2,853,544        2,650,076               -       4,183,923
                                                     ------------    -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....               3,659,593        2,853,544               -               -
                                                     ============    =============   =============   =============



                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                           TRinTStk                        TemForFd
                                                 -----------------------------   ----------------------------
                                                     1998            1997          1998            1997
                                                 ------------     ------------   ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................        $    521,061         429,540       1,717,754       2,501,840
  Mortality and expense charges (note 2).             (52,439)       (170,837)       (132,310)       (409,635)
  Administration charge (note 2):
          Tier I ........................             (21,726)        (72,216)        (77,451)       (250,509)
          Tier II .......................              (5,357)        (16,170)        (22,334)        (65,577)
          Tier III ......................              (1,917)         (5,875)         (5,316)        (15,289)
          Tier IV .......................                (951)         (3,180)         (2,176)         (6,430)
          Tier V ........................              (4,810)        (15,793)         (1,211)         (2,329)
  Variable account fee (notes 2 and 5)...            (181,636)              -        (381,394)              -
                                                 ------------    ------------    ------------    ------------
    Net investment activity..............             252,225         145,469       1,095,562       1,752,071

  Proceeds from mutual fund shares sold..          31,774,044      21,375,609      26,694,944      15,858,573
  Cost of mutual fund shares
  sold..................................          (30,649,976)    (18,182,586)    (25,001,333)    (14,325,078)
                                                 ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..           1,124,068       3,193,023       1,693,611       1,533,495
  Change in unrealized gain (loss) on investments   2,514,226      (3,881,061)    (11,318,099)     (5,986,071)

                                                 ------------    ------------    ------------    ------------
    Net gain (loss) on investments.......           3,638,294        (688,038)     (9,624,488)     (4,452,576)
                                                 ------------    ------------    ------------    ------------
  Reinvested capital gains...............             828,961       1,181,235       5,054,162       6,603,142
                                                 ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'

        equity resulting from operations.           4,719,480         638,666      (3,474,764)      3,902,637
                                                 ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................           9,017,358      10,867,253      16,189,377      22,039,949
  Transfers between funds ...............          (4,932,049)     (6,714,250)    (22,661,049)     (1,002,242)
  Redemptions............................          (2,532,969)     (5,866,407)     (7,971,478)    (10,962,908)
  Annual contract maintenance charge (note 2)               -               -               -               -
  Contingent deferred sales charges (note 2)                -               -               -            (201)
  Adjustments to maintain reserves.......               3,925          (6,971)         (5,084)          1,523
                                                 ------------    ------------    ------------    ------------
      Net equity transactions............           1,556,265      (1,720,375)    (14,448,234)     10,076,121

NET CHANGE IN CONTRACT OWNERS' EQUITY....           6,275,745      (1,081,709)    (17,922,998)     13,978,758
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD        30,214,234      31,295,943      80,718,997      66,740,239
                                                 ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD....        $ 36,489,979      30,214,234      62,795,999      80,718,997
                                                 ============    ============    ============    ============

                                                             TemGlSmCo                        WPEMGRO
                                                   -----------------------------   -----------------------------
                                                        1998           1997            1998            1997
                                                   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                     -            9,088               -               -
  Mortality and expense charges (note 2).                  (201)          (4,075)            (10)              -
  Administration charge (note 2):
          Tier I ........................                   393           (3,668)             (9)              -
          Tier II .......................                     -                -               -               -
          Tier III ......................                     -                -               -               -
          Tier IV .......................                     -                -               -               -
          Tier V ........................                  (191)               -               -               -
  Variable account fee (notes 2 and 5)...                     -                -             (29)              -
                                                   ------------    -------------   -------------   -------------
    Net investment activity..............                     1            1,345             (48)              -

  Proceeds from mutual fund shares sold..                     -        1,438,698          51,701               -
  Cost of mutual fund shares
  sold..................................                      -       (1,386,525)        (49,825)              -
                                                   ------------    -------------   -------------   -------------
    Realized gain (loss) on investments..                     -           52,173           1,876               -
  Change in unrealized gain (loss) on investments             -           (7,129)          5,218               -
                                                    ------------    -------------   -------------   -------------
    Net gain (loss) on investments.......                     -           45,044           7,094               -
                                                   ------------    -------------   -------------   -------------
  Reinvested capital gains...............                     -           38,267               -               -
                                                   ------------    -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                     1           84,656           7,046               -
                                                   ------------    -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                     -          232,849           5,190               -
  Transfers between funds ...............                     -         (115,482)         89,747               -
  Redemptions............................                     -       (1,147,196)        (43,768)              -
  Annual contract maintenance charge (note 2)                 -                -               -               -
  Contingent deferred sales charges (note 2)                  -                -               -               -
  Adjustments to maintain reserves.......                    (1)            (193)             22               -
                                                   ------------    -------------   -------------   -------------
      Net equity transactions............                    (1)      (1,030,022)         51,191               -

NET CHANGE IN CONTRACT OWNERS' EQUITY....                     -         (945,366)         58,237               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                   -          945,366               -               -
                                                   ------------    -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....                     -                -          58,237               -
                                                   ============    =============   =============   =============



See accompanying notes to financial statements.

                         NATIONWIDE DC VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                           December 31, 1998 and 1997



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) ORGANIZATION AND NATURE OF OPERATIONS

         Nationwide DC Variable Account (the Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 1974. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers group flexible fund retirement contracts through the Account. The primary distribution for the contracts is through an affiliated sales organization; however, other distributors may be utilized.

     (b) THE CONTRACTS

         Participants in group flexible fund contracts may be invested in any of the following funds:

              AIM Equity Funds, Inc. - AIM Constellation Fund - Institutional Class (AIMCon)

              AIM Equity Funds, Inc. - AIM Weingarten Fund - Institutional Class (AIMWein)

              American Century: Income & Growth Fund (ACIncGro)

              American Century: Twentieth Century Growth Fund (ACTCGro)

              American Century: Twentieth Century International Discovery Fund (ACTCIntDis)

              American Century: Twentieth Century Select Fund (ACTCSel)

              American Century: Twentieth Century Ultra Fund (ACTCUltra)

              The Bond Fund of AmericaSM, Inc. (BdFdAm)
                (not available for contracts issued on or after January 1, 1994)

              Davis New York Venture Fund, Inc. - Class A (DNYVenFd)

              Delaware Group Decatur Fund, Inc. - Decatur Income Fund Institutional Class (DeDecInc)
                (not available for contracts issued on or after August 1, 1993)

              Dreyfus Appreciation Fund, Inc. (DryApp)

              Dreyfus Cash Management - Class A (DryCsMgt)

              Dreyfus Premier Midcap Stock - Class A (DryPreMCap)

              Dreyfus S&P 500 Index Fund (Dry500Ix)

              The Dreyfus Third Century Fund, Inc. (Dry3dCen)

              Evergreen Income and Growth Fund - Class Y (EvIncGro)
                (formerly The Evergreen Total Return Fund)

              Federated Investment Series Funds, Inc. - Federated Bond Fund - Class F (FedBdFd)

              Federated U.S. Government Securities Fund: 2-5 Years - Institutional Shares (FedUSGvt)

              Fidelity Advisor Growth Opportunities Fund - Class A (FAGrOppA)

              Fidelity Advisors High Yield Fund - Class T (FAHiYld)

              Fidelity Asset ManagerTM (FidAsMgr)

              Fidelity Capital & Income Fund (FidCapInc) (formerly Fidelity High
                Income Fund) (not available for contracts issued on or after January 1, 1987)

              Fidelity Contrafund (FidContr) (not available for contracts issued on or after June 30, 1998)

              Fidelity Equity-Income Fund (FidEqInc)

              Fidelity Growth & Income Portfolio (FidGrInc)

              Fidelity Magellan(R) Fund (FidMgln) (not available for contracts issued on or after October 1, 1997)

              Fidelity OTC Portfolio (FidOTC)

              Fidelity Puritan(R) Fund (FidPurtn)

              The Growth Fund of America(R), Inc. (GroFdAm)
                (not available for contracts issued on or after January 1, 1994)

              The Income Fund of America(R), Inc. (IncFdAm)
                (not available for contracts issued on or after January 1, 1994)

              INVESCO Dynamics Fund, Inc. (InvDynam)

              INVESCO Industrial Income Fund, Inc. (InvIndInc)

              INVESCO Total Return Fund (InvTotRet)

              Janus Fund (JanFund)

              Janus Twenty Fund (Jan20Fd)

              Janus Worldwide Fund (JanWrldwde)

              MAS Funds - Fixed Income Portfolio (MASFIP)

              Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)

              MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)

              MFS(R) High Income Fund - Class A (MFSHiInc)

              Morgan Stanley Institutional Fund, Inc. - Equity Growth Portfolio
              - Class B (MSIEqGroB)

              Portfolios of the Nationwide Asset Allocation Trust (NAAT) (managed for a fee by an affiliated investment advisor)

                NAAT - The Aggressive Portfolio (NAATAggr)

                NAAT - The Conservative Portfolio (NAATCons)

                NAAT - The Moderate Portfolio (NAATMod)

                NAAT - The Moderately Aggressive Portfolio (NAATModAgg)

                NAAT - The Moderately Conservative Portfolio (NAATModCon)

              Funds of the Nationwide Investing Foundation II
              (managed for a fee by an affiliated investment advisor)

                Nationwide(R) Bond Fund - Class D (NWBdFd)

                Nationwide(R) Fund - Class D (NWFund)

                Nationwide(R) Growth Fund - Class D (NWGroFd)

                Nationwide(R) Money Market Fund (NWMyMkt)

                Nationwide(R) S&P 500 Index Fund - Class Y (NWIndxFdY)

              Nationwide(R) SAT - Small Company Fund (NSATSmCo)
              (managed for a fee by an affiliated investment advisor)

              Funds of the Nationwide Investing Foundation III (NIFIII) (managed for a fee by an affiliated investment advisor)

                NIF III - Prestige Balanced Fund - Class Y (PrBalY)

                NIF III - Prestige International Fund - Class Y (PrIntY)

                NIF III - Prestige Large Cap Growth Fund - Class Y (PrLgCapGrY)

                NIF III - Prestige Large Cap Value Fund - Class Y (PrLgCpValY)

                NIF III - Prestige Small Cap Fund - Class Y (PrSmCapY)

              Neuberger & Berman Equity Funds(R) - Guardian Fund (NBGuard)

              Neuberger & Berman Equity Funds(R) - Manhattan Fund (NBManhFd)

              Neuberger & Berman Equity Trust(R) - Partners Trust (NBPartTr)

              Oppenheimer Global Fund - Class A (OppGlob)

              Putnam Investors Fund - Class A (PutInvFd)

              Putnam Voyager Fund - Class A (PutVoyFd)

              SEI Index Funds - S&P 500 Index Portfolio (SEI500Ix)

              Seligman Growth Fund, Inc. - Class A (SelGroFd)

              Strong Common Stock Fund, Inc. (StComStk)

              T. Rowe Price International Funds, Inc. - International Stock Fund
              (R) (TRIntStk)

              Templeton Foreign Fund - Class I (TemForFd)

              Templeton Global Smaller Companies Fund, Inc.- Class I (TemGlSmCo)

              Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro)

         The following funds are available for investment only by Plans established under Internal Revenue Code (IRC) Section 403(b).

              Portfolios of the American Century Variable Portfolios, Inc. (American Century VP)
                  (formerly TCI Portfolios, Inc.);
                American Century VP - American Century VP Balanced (ACVPBal)
                  (formerly TCI Portfolios - TCI Balanced)
                American Century VP - American Century VP Capital Appreciation
                  (ACVPCapAp) (formerly TCI Portfolios - TCI Growth)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolios of the Fidelity Variable Insurance Products Fund I & II
                (Fidelity VIP); Fidelity VIP - Asset Manager Portfolio (FidVIPAM) Fidelity VIP - Equity-Income Portfolio (FidVIPEI) Fidelity VIP - Growth Portfolio (FidVIPGr) Fidelity VIP - High Income Portfolio (FidVIPHI) Fidelity VIP - Overseas Portfolio (FidVIPOv)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust
                (Neuberger & Berman AMT);
                 Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Limited Maturity Bond Portfolio
                (NBAMTLMat)
                 Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

         All of the above funds were being utilized as of December 31, 1998, except AIM Equity Funds, Inc. AIM Weingarten Fund - Institutional Class (AIMWein), Fidelity OTCPortfolio (FidOTC), Fidelity Puritan(R) Fund (FidPurtn), Janus Twenty Fund (Jan20Fd), Nationwide SAT - Capital Appreciation Fund (NSATCapAp), Strong Common Stock Fund, Inc. (StComStk) and Templeton Global Smaller Companies Fund, Inc. - Class I (TemGlSmCo).

         The following funds were no longer available as of June 30, 1998:
         American Century: Twentieth Century International Growth Fund (ACTCIntlGr), The Institutional Shares of Federated GNMA Trust (FedGNMA), Neuberger & Berman Guardian Trust (NBGuardTr) and Neuberger & Berman Partners Fund (NBPartFd).

         The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) SECURITY VALUATION, TRANSACTIONS AND RELATED INVESTMENT INCOME

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1998. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) FEDERAL INCOME TAXES

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the IRC. The assets in this account are held pursuant to contracts with entities which are exempt from Federal income tax. Because of this exemption, no taxes need be provided for investment income or realized and unrealized capital gains. Annuity payouts and withdrawal payments are taxable as wages when received by the participants.

     (e) USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  EXPENSES

     Net purchase payments received for contracts issued before July 1, 1980, represent contributions by the contract owners less a sales charge by the Company of not more than 5%, to cover sales expenses. The Company does not deduct a sales charge from purchase payments for contracts issued after July 1, 1980. However, if any part of the contract value representing participant accounts that have been established under the contracts and held in the Account for less than sixteen (16) years is surrendered, the Company will, with certain exceptions, assess a contingent deferred sales charge. This charge will be equal to not more than 5% of the lesser of all purchase payments received on behalf of the surrendering participant or contract owner prior to the date of the request for surrender, or the amount surrendered. Sales charges or contingent deferred sales charges of less than 5% reflect actual variations in expense (usually reduced agents' commissions). No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. Sales charges may be reduced or eliminated upon negotiated conversion of the contracts to other investment programs offered by the Company or its affiliates.

     The following contract charges are deducted by the Company on contracts issued before July 1, 1980: (a) an annual contract maintenance charge of $8 assessed by surrendering units; (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.95%; and (c) a charge on complete redemption, equal to the lesser of $8 or 2% of the value of the account, except when such redemption occurs within 31 days of the anniversary date of the contract.

     For contracts issued beginning July 1, 1980 through April 30, 1991, contract charges include: (a) an annual contract maintenance charge of $12 or $15, based upon administrative services provided, assessed by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.95%.

     For contracts issued on or after May 1, 1991, contract charges include a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.35%, 0.15% and 0.45% respectively. Beginning November 1, 1996, the administration charge was based upon the aggregate balance of assets held under the contract by each contract owner as follows:

                 Expense                                         Administration
                  Tier                Assets (Millions)              Charge
                ---------              --------------             ------------
                    I                     Up to $10                   .45%
                   II                  Over $10 to $25                .40%
                   III                 Over $25 to $50                .30%
                   IV                 Over $50 to $150                .20%
                    V                     Over $150                   .15%

     The administration charge implemented on November 1, 1996 was based on the June 30, 1996 asset balance. Thereafter, the administrative charge will be determined using the December 31 asset balance and is effective at the next expense tier on the following May 1.

     For contracts issued beginning May 1, 1998 the Company will assess a charge for a Variable Account Fee. Under the terms of the contracts, the Company assumes various risks and incurs administrative expenses associated with the issuance of the contracts. For the Company's contractual promise to accept these risks and expenses, the contracts provide for the deduction of a Account Fee, which is calculated as a percentage of assets and deducted on each valuation date from amounts held in the Account. On an annual basis, the maximum Variable Account Fee is 0.95% of the average account value.

     As with all other charges, this fee is subject to negotiation and may vary from one contract to another reflecting the unique characteristics of different contracts when considered as a whole. In negotiating the amount of the fee, the Company may consider factors which may reduce expenses incurred by the Company. These factors might include, but are not limited to: (1) the size of the contract; (2) the number of eligible employees; (3) the number of contract participants; (4) demographics of contract participants; (5) general economic conditions; (6) the varying costs associated with the inclusion of underlying mutual fund options; (7) the type of contract issued (for example, whether the contract is issued as an allocated contract or unallocated contract); (8) costs associated with distribution of the contract; (9) any recovery of any credits on initial transfers; and (10) any other factors which the Company deems relevant. (See summary of variable account fees at Note 5)

     Contract owners may negotiate an exchange privilege with the Company. The exchange privilege provides for transfers of units among the various investment options for each participant's account. The number of transfers allowed, and any administrative charges associated therewith, are subject to negotiation between the contract owner and the Company.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1998.

                                                    Asset
                                                    Charge        Units        Unit Value        Amount
                                                   -------      ----------      ----------    ------------
     AIM Equity Funds, Inc. - AIM Constellation
        Fund - Institutional Class                  0.65%       3,022,273      $ 2.751200$     8,314,877

     American Century:
        Income & Growth Fund                        0.80%         109,503        1.097595        120,190
                                                    0.70%          30,419        1.097739         33,392
                                                    0.55%           8,687        1.097955          9,538
                                                    0.40%          79,664        1.098171         87,485
                                                    0.30%           4,917        1.098315          5,400

     American Century:
        Twentieth Century Growth Fund               0.95%       9,702,654        7.915964     76,805,860
                                                    0.90%       3,294,508        7.924525     26,107,411
                                                    0.80%       3,767,251        7.941675     29,918,283
                                                    0.65%       8,602,720        7.971577     68,577,245
                                                    0.60%         194,830        7.951067      1,549,106
                                                    0.40%           3,508        7.923462         27,796
                                                    0.30%         261,146        7.952673      2,076,809

     American Century: Twentieth Century
        International Discovery Fund                0.80%          83,975        1.084264         91,051
                                                    0.70%          50,207        1.084406         54,445
                                                    0.55%           6,011        1.084619          6,520
                                                    0.40%          26,496        1.084832         28,744

     American Century:
        Twentieth Century Select Fund               0.95%          50,420        2.766712        139,498
                                                    0.65%       1,181,418        2.768141      3,270,332

     American Century:
        Twentieth Century Ultra Fund                0.95%      70,804,264        3.364568    238,225,761
                                                    0.90%      19,448,936        3.368207     65,508,042
                                                    0.80%      16,603,825        3.375496     56,046,145
                                                    0.65%      35,694,678        3.388204    120,940,851
                                                    0.60%       1,072,286        3.379488      3,623,778
                                                    0.30%         717,400        3.380172      2,424,935

     American Century VP -
        American Century VP Balanced                0.95%           7,892        1.731354         13,664

     American Century VP - American Century VP
        Capital Appreciation                        0.95%          48,936        1.521919         74,477

     The Bond Fund of AmericaSM, Inc.               0.95%       4,103,842        2.429862      9,971,770
                                                    0.90%         883,859        2.432540      2,150,022
                                                    0.80%         958,940        2.437902      2,337,802
                                                    0.65%       1,599,096        2.447231      3,913,357
                                                    0.60%          82,948        2.440904        202,468
                                                    0.55%          82,138        2.437786        200,235

     Davis New York Venture Fund, Inc. - Class A    0.90%         137,969        2.539900        350,427


                                                                     (Continued)


                                                       Asset
                                                       Charge        Units          Unit Value        Amount
                                                      -------     ----------        ----------      ----------

     Delaware Group Decatur Fund, Inc. -
        Decatur Income Fund Institutional Class         0.95%         68,865         3.200994        220,436
                                                        0.90%         24,175         3.204456         77,468
                                                        0.80%          1,554         3.211392          4,991
                                                        0.65%            169         3.202651            541
                                                        0.60%          6,112         3.215194         19,651

     Dreyfus Appreciation Fund, Inc.                    0.80%        524,887         1.080133        566,948
                                                        0.70%         49,721         1.080275         53,712
                                                        0.55%        136,346         1.080487        147,320
                                                        0.40%         27,993         1.080700         30,252
                                                        0.30%          4,977         1.080842          5,379

     Dreyfus Cash Management - Class A                  0.90%        192,356         1.268119        243,930

     Dreyfus Premier Midcap Stock -
        Class A                                         0.80%         10,469         1.133283         11,864
                                                        0.70%          5,430         1.133431          6,155
                                                        0.55%            914         1.133654          1,036

     Dreyfus S&P 500 Index Fund                         0.95%     24,343,259         1.544833     37,606,270
                                                        0.90%      6,127,205         1.546121      9,473,400
                                                        0.80%      6,707,476         1.548700     10,387,868
                                                        0.65%      5,191,876         1.545632      8,024,730
                                                        0.60%      1,251,281         1.550532      1,940,151
                                                        0.55%        153,801         1.549323        238,287

     The Dreyfus Socially Responsible
        Growth Fund, Inc.                               0.95%          7,611         2.550734         19,414

     Dreyfus Stock Index Fund                           0.95%         45,862         2.683847        123,087

     The Dreyfus Third Century Fund, Inc.               0.95%         42,486         4.554448        193,500
                                                        0.90%         31,247         4.559374        142,467
                                                        0.80%      5,543,237         4.569241     25,328,385
                                                        0.70%      1,526,223         4.579129      6,988,772
                                                        0.65%      2,794,245         4.586444     12,815,648
                                                        0.55%      1,265,956         4.557584      5,769,701
                                                        0.40%        737,042         4.558760      3,359,998
                                                        0.35%        276,300         4.581408      1,265,843
                                                        0.30%        144,811         4.575570        662,593

     Evergreen Income and Growth Fund - Class Y         0.95%        713,985         2.380651      1,699,749
                                                        0.90%        234,506         2.383227        558,881
                                                        0.80%        173,121         2.388387        413,480
                                                        0.65%        431,682         2.397384      1,034,908
                                                        0.60%          2,788         2.391215          6,667
                                                        0.55%         91,000         2.388169        217,323

     Federated Investment Series Fund, Inc. -
        Federated Bond Fund - Class F                   0.80%         55,483         1.018687         56,520
                                                        0.70%        219,340         1.018821        223,468
                                                        0.40%             12         1.019222             12


                                                        Asset
                                                        Charge        Units        Unit Value        Amount
                                                       -------      ---------      ----------    ------------

     Federated U.S. Government Securities Fund:
        2-5 Years - Institutional Shares                0.95%       2,986,605       1.300471      3,883,993
                                                        0.90%         748,333       1.301894        974,250
                                                        0.80%         583,720       1.304742        761,604
                                                        0.65%         344,294       1.301463        448,086
                                                        0.60%          71,515       1.306298         93,420
                                                        0.55%          62,224       1.304613         81,178

     Fidelity Advisor Growth Opportunities Fund -
        Class A                                         0.80%         182,532       1.089301        198,832
                                                        0.70%          11,123       1.089444         12,118
                                                        0.55%          87,134       1.089659         94,946

     Fidelity Advisor High Yield Fund - Class T         0.80%          12,701       1.064751         13,523
                                                        0.70%           5,110       1.064934          5,442

     Fidelity Asset ManagerTM                           0.95%       3,453,740       1.744805      6,026,103
                                                        0.90%         666,704       1.746693      1,164,527
                                                        0.80%         479,562       1.750474        839,461
                                                        0.65%         758,282       1.745707      1,323,738
                                                        0.60%          53,124       1.752545         93,102
                                                        0.55%          28,644       1.750311         50,136

     Fidelity Capital & Income Fund                     0.95%          86,372       4.829318        417,118
                                                        0.90%          26,735       4.834602        129,253
                                                        0.80%          62,633       4.845178        303,468
                                                        0.65%          85,411       4.863557        415,401

     Fidelity Contrafund                                0.95%      67,920,295       3.269491    222,064,793
                                                        0.90%      15,599,501       3.273028     51,057,604
                                                        0.80%      15,008,219       3.280112     49,228,639
                                                        0.65%      16,051,389       3.292464     52,848,620
                                                        0.60%         979,826       3.283991      3,217,740
                                                        0.55%         557,635       3.279805      1,828,934

     Fidelity Equity-Income Fund                        0.95%      17,905,060       7.691828    137,722,642
                                                        0.90%       6,047,814       7.700147     46,569,057
                                                        0.80%       4,932,169       7.716814     38,060,631
                                                        0.65%      11,315,425       7.745874     87,647,856
                                                        0.60%         170,677       7.725951      1,318,642
                                                        0.55%          99,286       7.716109        766,102

     Fidelity Growth & Income Portfolio                 0.95%           1,124       3.280585          3,687
                                                        0.65%       6,458,278       3.303630     21,335,761

     Fidelity Magellan(R)Fund                           0.95%      49,762,526       3.175365    158,014,183
                                                        0.90%      12,014,518       3.178799     38,191,738
                                                        0.80%       8,905,129       3.185678     28,368,874
                                                        0.65%      26,173,266       3.197672     83,693,520
                                                        0.60%         683,273       3.189445      2,179,262
                                                        0.55%         308,121       3.185381        981,483

     Fidelity VIP - Asset Manager Portfolio             0.95%          28,824       1.712317         49,356

     Fidelity VIP - Equity-Income Portfolio             0.95%         104,557       2.070586        216,494

     Fidelity VIP - Growth Portfolio                    0.95%          83,821       2.623533        219,907

                                                                     (Continued)





                                                        Asset
                                                        Charge        Units         Unit Value      Amount
                                                       -------      ---------       ----------   ------------
     Fidelity VIP - High Income Portfolio               0.95%          29,066         1.478924         42,986

     Fidelity VIP - Overseas Portfolio                  0.95%          95,628         1.425217        136,291

     The Growth Fund of America(R), Inc.                0.95%       2,635,898         4.415588     11,639,040
                                                        0.90%         614,458         4.420363      2,716,127
                                                        0.80%         516,513         4.429930      2,288,116
                                                        0.65%         397,583         4.417868      1,756,469
                                                        0.60%         162,774         4.435169        721,930
                                                        0.55%          28,933         4.429517        128,159

     The Income Fund of America(R), Inc.                0.95%       4,569,474         2.835318     12,955,912
                                                        0.90%       1,108,491         2.838385      3,146,324
                                                        0.80%         945,389         2.844529      2,689,186
                                                        0.65%         403,926         2.836785      1,145,851
                                                        0.60%         153,954         2.847897        438,445
                                                        0.55%          49,186         2.844269        139,898

     INVESCO Dynamics Fund, Inc.                        0.80%          32,721         1.172431         38,363
                                                        0.70%             505         1.172584            592
                                                        0.55%          14,593         1.172815         17,115
                                                        0.40%             818         1.173045            960

     INVESCO Industrial Income Fund, Inc                0.95%       7,930,211         2.376817     18,848,660
                                                        0.90%       1,694,071         2.379388      4,030,852
                                                        0.80%       1,333,146         2.384538      3,178,937
                                                        0.65%         660,119         2.378046      1,569,793
                                                        0.60%          90,551         2.387360        216,178
                                                        0.55%         158,514         2.384319        377,948

     INVESCO Total Return Fund                          0.80%          53,415         1.023668         54,679
                                                        0.70%          72,756         1.023803         74,488
                                                        0.55%           2,474         1.024005          2,533
                                                        0.40%              44         1.024207             45

     Janus Fund                                         0.95%      28,922,213         2.681244     77,547,510
                                                        0.90%       6,455,407         2.684144     17,327,242
                                                        0.80%       8,036,789         2.689953     21,618,585
                                                        0.65%       4,344,666         2.682628     11,655,123
                                                        0.60%         627,794         2.693134      1,690,733
                                                        0.30%         597,789         2.693678      1,610,251

     Janus Worldwide Fund                               0.95%         931,009         1.241260      1,155,624

     MAS Funds - Fixed Income Portfolio                 0.95%       2,982,430         1.413926      4,216,935
                                                        0.90%         320,011         1.415456        452,961
                                                        0.80%         552,980         1.418521        784,414
                                                        0.65%         283,874         1.414658        401,585
                                                        0.60%         118,670         1.420201        168,535
                                                        0.55%          15,856         1.418390         22,490

     Massachusetts Investors Growth Stock
        Fund - Class A                                  0.95%         164,187        22.143725      3,635,712
                                                        0.90%          32,426        22.167667        718,809
                                                        0.80%           9,777        22.215628        217,202
                                                        0.65%         262,889        22.299259      5,862,230
                                                        0.55%           1,109        22.213562         24,635


                                                        Asset
                                                        Charge        Units         Unit Value      Amount
                                                       -------      ---------       ----------   ------------

     MFS(R)Growth Opportunities Fund - Class A          0.95%          419,655       11.531693      4,839,333
                                                        0.90%          286,467       11.544167      3,307,023
                                                        0.80%          187,053       11.569155      2,164,045
                                                        0.65%        2,162,443       11.612729     25,111,865
                                                        0.55%           16,642       11.568078        192,516
                                                        0.40%            4,519       11.542612         52,161

     MFS(R)High Income Fund - Class A                   0.95%          146,644        6.172749        905,197
                                                        0.90%           18,550        6.179502        114,630
                                                        0.80%           28,739        6.193021        177,981
                                                        0.65%          664,163        6.216512      4,128,777
                                                        0.55%            2,329        6.192408         14,422

     Morgan Stanley Institutional Fund -
        Equity Growth Portfolio - Class B               0.80%           71,375        1.106680         78,989
                                                        0.70%            5,955        1.106825          6,591
                                                        0.55%            7,861        1.107043          8,702
                                                        0.30%            3,268        1.107406          3,619

     NAAT - The Aggressive Portfolio                    0.70%        2,046,802        1.152311      2,358,552
                                                        0.60%          310,655        1.154520        358,657
                                                        0.45%          211,944        1.150582        243,859
                                                        0.25%           68,325        1.150978         78,641
                                                        0.20%           11,063        1.155315         12,781
                                                        0.15%           14,581        1.155248         16,845

     NAAT - The Conservative Portfolio                  0.70%          289,939        1.110341        321,931
                                                        0.60%           66,069        1.112468         73,500
                                                        0.45%           80,765        1.108677         89,542
                                                        0.25%           83,356        1.109060         92,447
                                                        0.20%           14,242        1.113236         15,855
                                                        0.15%            1,089        1.113172          1,212

     NAAT - The Moderate Portfolio                      0.70%        1,328,203        1.145999      1,522,119
                                                        0.60%          106,065        1.148195        121,783
                                                        0.45%           80,286        1.144281         91,870
                                                        0.25%           21,387        1.144675         24,481
                                                        0.20%               43        1.148987             49
                                                        0.15%            8,670        1.148920          9,961

     NAAT - The Moderately Aggressive Portfolio         0.70%          806,901        1.143522        922,709
                                                        0.60%          259,760        1.145713        297,610
                                                        0.45%          155,701        1.141807        177,780
                                                        0.25%           43,931        1.142200         50,178
                                                        0.20%           94,205        1.146503        108,006
                                                        0.15%           17,344        1.146437         19,884

     NAAT - The Moderately Conservative Portfolio       0.70%          473,517        1.131933        535,990
                                                        0.60%           50,620        1.134101         57,408
                                                        0.45%          230,674        1.130236        260,716
                                                        0.25%            6,709        1.130626          7,585
                                                        0.20%            7,860        1.134884          8,920
                                                        0.15%            4,278        1.134818          4,855

     Nationwide(R)Bond Fund - Class D                   0.95%           74,419        2.325952        173,095
                                                        0.65%           43,138        2.342442        101,048

                                                                     (Continued)


                                                        Asset
                                                        Charge      Units         Unit Value        Amount
                                                       -------    ---------       ----------     ------------

     Nationwide(R)Fund - Class D                        0.95%       266,191         26.722904      7,113,397
                                                        0.90%        15,513         26.751797        415,001
                                                        0.80%     3,035,298         26.809677     81,375,359
                                                        0.70%       803,944         26.867683     21,600,113
                                                        0.65%     1,339,459         26.910596     36,045,640
                                                        0.55%       940,065         26.741341     25,138,599
                                                        0.40%       487,464         26.748259     13,038,813
                                                        0.35%       104,750         26.881104      2,815,796
                                                        0.30%        53,286         26.846869      1,430,562

     Nationwide(R)Growth Fund - Class D                 0.95%       945,925          4.725203      4,469,688
                                                        0.90%       245,637          4.730314      1,161,940
                                                        0.80%       308,068          4.740553      1,460,413
                                                        0.65%     1,367,643          4.758406      6,507,801
                                                        0.60%         1,583          4.746163          7,513
                                                        0.55%        31,485          4.740115        149,243

     Nationwide(R)Money Market Fund                     0.95%       239,031          3.126448        747,318
                                                        0.80%     8,324,157          3.136716     26,110,516
                                                        0.70%     3,318,283          3.143571     10,431,258
                                                        0.65%     4,349,555          3.148614     13,695,070
                                                        0.55%     3,511,177          3.136406     11,012,477
                                                        0.40%     2,298,866          3.130815      7,197,324
                                                        0.35%       175,079          3.142446        550,176
                                                        0.30%       294,839          3.138391        925,320

     Nationwide(R)S&P 500 Index Fund - Class Y          0.80%       299,188          1.093550        327,177
                                                        0.70%        22,552          1.093694         24,665
                                                        0.55%       112,981          1.093909        123,591
                                                        0.40%       116,258          1.094125        127,201

     Nationwide SAT - Government Bond Fund              0.95%        10,280          1.890916         19,439

     Nationwide SAT - Money Market Fund                 0.95%        55,619          1.369307         76,159

     Nationwide SAT - Small Company Fund                0.80%     1,644,689          1.022482      1,681,665
                                                        0.70%       877,300          1.023450        897,873
                                                        0.55%       528,402          1.007001        532,101
                                                        0.40%       384,544          1.007261        387,336
                                                        0.35%        18,482          1.024134         18,928
                                                        0.30%        19,929          1.025150         20,430

     Nationwide SAT - Total Return Fund                 0.95%        41,809          3.530330        147,600

     Neuberger & Berman AMT - Growth Portfolio          0.95%        13,331          2.625747         35,004

     Neuberger & Berman AMT -
        Limited Maturity Bond Portfolio                 0.95%         9,009          1.235624         11,132

     Neuberger & Berman AMT - Partners Portfolio        0.95%        28,300          2.249692         63,666

     Neuberger & Berman Equity Funds -
        Guardian Fund                                   0.65%       923,269          1.628931      1,503,941

     Neuberger & Berman Equity Funds -
        Manhattan Fund                                  0.95%        71,086          3.628224        257,916



                                                           Asset
                                                           Charge        Units        Unit Value       Amount
                                                          -------      ---------      ----------     ----------

     Neuberger & Berman Equity Trust -
        Partners Trust                                     0.80%          40,394       1.041831         42,084
                                                           0.70%           4,567       1.041968          4,759

     NIF III - Prestige Balanced Fund - Class Y            0.70%          48,644       1.061002         51,611
                                                           0.45%           3,404       1.061351          3,613

     NIF III - Prestige International Fund - Class Y       0.70%          16,097       1.092070         17,579
                                                           0.45%           1,317       1.092427          1,439

     NIF III - Prestige Large Cap Growth Fund - Class Y    0.70%          52,478       1.139564         59,802
                                                           0.60%           2,573       1.139713          2,932
                                                           0.45%           1,307       1.139937          1,490

     NIF III - Prestige Large Cap Value Fund - Class Y     0.70%           7,620       1.049429          7,997
                                                           0.45%           2,293       1.049773          2,407

     NIF III - Prestige Small Cap Fund - Class Y           0.70%          31,273       1.090386         34,100
                                                           0.60%           4,696       1.090529          5,121
                                                           0.45%             946       1.090743          1,032

     Oppenheimer Global Fund - Class A                     0.80%          78,391       1.106449         86,736
                                                           0.70%           5,875       1.106594          6,501
                                                           0.55%          11,480       1.106811         12,706
                                                           0.40%          29,079       1.107029         32,191
                                                           0.30%           1,060       1.107174          1,174

     Putnam Investors Fund - Class A                       0.95%         571,765      24.311753     13,900,609
                                                           0.90%          99,114      24.338044      2,412,241
                                                           0.80%          75,040      24.390710      1,830,279
                                                           0.65%       2,271,192      24.482535     55,604,538
                                                           0.60%           4,084      24.419553         99,729
                                                           0.55%          10,786      24.388433        263,054

     Putnam Voyager Fund - Class A                         0.95%      25,813,706       4.715165    121,715,883
                                                           0.90%       5,838,788       4.720266     27,560,632
                                                           0.80%       5,319,237       4.730485     25,162,571
                                                           0.65%       6,536,365       4.748304     31,036,648
                                                           0.60%         454,607       4.736081      2,153,056
                                                           0.30%         246,793       4.737037      1,169,068

     SEI Index Funds - S&P 500 Index Portfolio             0.95%         259,012       4.964488      1,285,862
                                                           0.90%          76,739       4.969856        381,382
                                                           0.65%       8,122,338       4.999357     40,606,467

     Seligman Growth Fund, Inc - Class A.                  0.95%          87,555      16.801408      1,471,047
                                                           0.90%           3,139      16.819578         52,797
                                                           0.80%          16,244      16.855977        273,808
                                                           0.65%         108,084      16.919446      1,828,721
                                                           0.55%           1,971      16.854407         33,220

     T. Rowe Price International Funds, Inc. -
        International Stock Fund(R)                        0.95%       7,543,129       2.120702     15,996,729
                                                           0.90%       1,638,194       2.122997      3,477,881
                                                           0.80%       1,798,986       2.127594      3,827,512
                                                           0.65%       5,964,541       2.135609     12,737,927
                                                           0.60%         126,263       2.130112        268,954
                                                           0.55%          85,069       2.127397        180,976

                                                                     (Continued)

                                                Asset
                                               Charge       Units      Unit Value          Amount
                                              -------     ---------    ----------        ----------

     Templeton Foreign Fund - Class I........   0.80%    21,282,916      1.771651       37,705,897
                                                0.70%     4,957,272      1.775488        8,801,577
                                                0.65%     1,352,884      1.778328        2,405,871
                                                0.55%     5,105,892      1.767129        9,022,770
                                                0.40%     2,148,011      1.767586        3,796,794
                                                0.35%       365,896      1.776379          649,970
                                                0.30%       232,860      1.774115          413,120

     Warburg Pincus Emerging Growth Fund.....   0.80%        26,076      1.058940           27,613
                                                0.70%         7,510      1.059122            7,954
                                                0.55%            30      1.059395               32
                                                0.40%        21,363      1.059668           22,638
                                                         ==========      ========   ---------------
       Total Contract Owners' Equity.........                                       $ 2,871,012,180
                                                                                      =============


(5)  VARIABLE ACCOUNT FEES

     The following is a summary of the variable account fees for the period May 1, 1998 to December 31, 1998.

     Percentage                       TOTAL        AIMCon        ACIncGro        ACTCGro     ACTCIntDis       ACTCSel
     ----------                  -------------- -------------  ------------- -------------- -------------  -------------

        0.95%..................  $    7,397,939             -              -        432,181             -            677
        0.90%..................       1,552,242             -              -        114,722             -              -
        0.80%..................       1,761,689             -             32        131,500            60              -
        0.70%..................         703,354             -             11         34,413            17          9,993
        0.65%..................       2,195,122        30,654              -        213,832             -          2,631
        0.60%..................          53,652             -              -          4,134             -              -
        0.55%..................          50,669             -              1              -             2              -
        0.45%..................             483             -              -              -             -              -
        0.40%..................          14,043             -             17              -            12              -
        0.35%..................           7,735             -              -              -             -              -
        0.30%..................          13,468             -              -          2,747             -              -
        0.25%..................              77             -              -              -             -              -
        0.20%..................              87             -              -              -             -              -
        0.15%..................              23             -              -              -             -              -
                                 -------------- -------------  ------------- -------------- -------------  -------------
Total variable account fees....  $   13,750,583        30,654             61        933,529            91         13,301
                                 ============== =============  ============= ============== =============  =============

     Percentage                     ACTCUltra      ACVPBal       ACVPCapAp      BdFdAm
     ----------                  -------------  -------------  ------------- -------------

        0.95%..................  $   1,320,410             69            453        58,311
        0.90%..................        286,339              -              -         9,993
        0.80%..................        276,726              -              -        11,977
        0.70%..................        116,837              -              -         1,707
        0.65%..................        330,443              -              -        13,820
        0.60%..................          9,136              -              -           671
        0.55%..................              -              -              -           520
        0.45%..................              -              -              -             -
        0.40%..................              -              -              -             -
        0.35%..................              -              -              -             -
        0.30%..................          3,397              -              -             -
        0.25%..................              -              -              -             -
        0.20%..................              -              -              -             -
        0.15%..................              -              -              -             -
                                 -------------  -------------  ------------- -------------
Total variable account fees....  $   2,343,288             69            453        96,999
                                 =============  =============  ============= =============


     PERCENTAGE                      DNYVenFd      DeDecInc        DryApp        DryCsMgt     DryPreMCap      Dry500ix
     ----------                  -------------- -------------  ------------- -------------- -------------  -------------
        0.95%..................  $            -         1,314              -              -             -        179,576
        0.90%..................           2,375           469              -          1,506             -         38,105
        0.80%..................               -            50            272              -             9         51,283
        0.70%..................               -             -             21              -             2         21,700
        0.65%..................               -             -              -              -             -          6,578
        0.60%..................               -            57              -              -             -          4,926
        0.55%..................               -             -             69              -             -            575
        0.45%..................               -             -              -              -             -              -
        0.40%..................               -             -              1              -             -              -
        0.35%..................               -             -              -              -             -              -
        0.30%..................               -             -              -              -             -              -
        0.25%..................               -             -              -              -             -              -
        0.20%..................               -             -              -              -             -              -
        0.15%..................               -             -              -              -             -              -
                                 -------------- -------------  ------------- -------------- -------------  -------------
Total variable account fees....  $        2,375         1,890            363          1,506            11        302,743
                                 ============== =============  ============= ============== =============  =============

     PERCENTAGE                      DrySRGro      DryStkIx       Dry3dCen      EvincGro
     ----------                  -------------  -------------  ------------- -------------
        0.95%..................  $          93            592        111,972        11,907
        0.90%..................              -              -         21,342         3,133
        0.80%..................              -              -         47,056         2,594
        0.70%..................              -              -         16,538           243
        0.65%..................              -              -         48,047         4,276
        0.60%..................              -              -              -            19
        0.55%..................              -              -          3,941           580
        0.45%..................              -              -              -             -
        0.40%..................              -              -          1,626             -
        0.35%..................              -              -          1,929             -
        0.30%..................              -              -            888             -
        0.25%..................              -              -              -             -
        0.20%..................              -              -              -             -
        0.15%..................              -              -              -             -
                                 -------------  -------------  ------------- -------------
Total variable account fees....  $          93            592        253,339        22,752
                                 =============  =============  ============= =============

                                                                     (Continued)

     Percentage                      FedBdFd      FedUSGvt       FAGrOppA        FAHiYld      FidAsMgr       FidCapinc
     ----------                  -------------- -------------  ------------- -------------- -------------  -------------
        0.95%..................  $            -        17,408              -              -        33,264          2,833
        0.90%..................               -         4,641              -              -         6,092            785
        0.80%..................              20         2,879             74              2         4,729          1,739
        0.70%..................             122         1,114              5              -         4,353            357
        0.65%..................               -           392              -              -         1,096          1,466
        0.60%..................               -           412              -              -           295              -
        0.55%..................               -           214             47              -           125              -
        0.45%..................               -             -              -              -             -              -
        0.40%..................               -             -              -              -             -              -
        0.35%..................               -             -              -              -             -              -
        0.30%..................               -             -              -              -             -              -
        0.25%..................               -             -              -              -             -              -
        0.20%..................               -             -              -              -             -              -
        0.15%..................               -             -              -              -             -              -
                                 -------------- -------------  ------------- -------------- -------------  -------------
Total variable account fees....  $          142        27,060            126              2        49,954          7,180
                                 ============== =============  ============= ============== =============  =============

     Percentage                     FidContr      FidEqinc       FidGrinc       FidMgIn
     ----------                  -------------  -------------  ------------- -------------
        0.95%..................  $   1,215,102        856,817              6       874,985
        0.90%..................        221,520        239,879              -       168,196
        0.80%..................        227,243        212,892              -       135,532
        0.70%..................         96,924         97,436              -        63,336
        0.65%..................         97,319        279,471         78,970       245,645
        0.60%..................          8,114          3,696              -         5,539
        0.55%..................          4,367          2,399              -         2,346
        0.45%..................              -              -              -             -
        0.40%..................              -              -              -             -
        0.35%..................              -              -              -             -
        0.30%..................              -              -              -             -
        0.25%..................              -              -              -             -
        0.20%..................              -              -              -             -
        0.15%..................              -              -              -             -
                                 -------------  -------------  ------------- -------------
Total variable account fees....  $   1,870,589      1,692,590         78,976     1,495,579
                                 =============  =============  ============= =============


     Percentage                      FidViPAM      FidVIPEi       FidVIPGr       FidVIPHi      FidVIPOv        GroFdAM
     ----------                  -------------- -------------  ------------- -------------- -------------  -------------
        0.95%..................  $          280         1,254          1,128            310           946         63,953
        0.90%..................               -             -              -              -             -         11,386
        0.80%..................               -             -              -              -             -         11,665
        0.70%..................               -             -              -              -             -          5,185
        0.65%..................               -             -              -              -             -          1,401
        0.60%..................               -             -              -              -             -          1,848
        0.55%..................               -             -              -              -             -            322
        0.45%..................               -             -              -              -             -              -
        0.40%..................               -             -              -              -             -              -
        0.35%..................               -             -              -              -             -              -
        0.30%..................               -             -              -              -             -              -
        0.25%..................               -             -              -              -             -              -
        0.20%..................               -             -              -              -             -              -
        0.15%..................               -             -              -              -             -              -
                                 -------------- -------------  ------------- -------------- -------------  -------------
Total variable account fees....  $          280         1,254          1,128            310           946         95,760
                                 ============== =============  ============= ============== =============  =============

     Percentage                       IncFdAm      InvDynam       InvIndInc     InvTotRet
     ----------                  -------------  -------------  ------------- -------------
        0.95%..................  $      81,679              -        113,019             -
        0.90%..................         14,390              -         20,467             -
        0.80%..................         15,273              7         16,842            11
        0.70%..................          4,072              -          4,991            36
        0.65%..................            965              -          1,319             -
        0.60%..................          1,269              -            649             -
        0.55%..................            365              2            955             1
        0.45%..................              -              -              -             -
        0.40%..................              -              1              -             -
        0.35%..................              -              -              -             -
        0.30%..................              -              -              -             -
        0.25%..................              -              -              -             -
        0.20%..................              -              -              -             -
        0.15%..................              -              -              -             -
                                 -------------  -------------  ------------- -------------
Total variable account fees....  $     118,013             10        158,242            48
                                 =============  =============  ============= =============

     Percentage                       JanFund     JanWrldwde       MASFIP        MFSGrStk      MFSGrOpp       MFSHiInc
     ----------                  -------------- -------------  ------------- -------------- -------------  -------------
        0.95%..................  $      377,229         4,975         17,870         18,036        28,401          4,223
        0.90%..................          68,428             -          1,542          3,589        17,313            557
        0.80%..................          79,708             -          4,126          1,182        10,274          1,002
        0.70%..................          31,973             -          1,381             33         3,685             48
        0.65%..................           8,909             -            343         22,223        95,579         19,837
        0.60%..................           3,836             -            576              -             -              -
        0.55%..................               -             -             59             59           463             40
        0.45%..................               -             -              -              -             -              -
        0.40%..................               -             -              -              -             -              -
        0.35%..................               -             -              -              -             -              -
        0.30%..................           1,985             -              -              -             -              -
        0.25%..................               -             -              -              -             -              -
        0.20%..................               -             -              -              -             -              -
        0.15%..................               -             -              -              -             -              -
                                 -------------- -------------  ------------- -------------- -------------  -------------
Total variable account fees....  $      572,068         4,975         25,897         45,122       155,715         25,707
                                 ============== =============  ============= ============== =============  =============

     Percentage                      MSIEqGroB     NAATAggr       NAATCons       NAATMod
     ----------                  -------------  -------------  ------------- -------------
        0.95%..................  $           -          8,867            833         2,979
        0.90%..................              -          1,276            213           342
        0.80%..................             42            739            414           234
        0.70%..................              2          2,119            293         1,382
        0.65%..................              -              -              -             -
        0.60%..................              -            265             60            92
        0.55%..................              1              -              -             -
        0.45%..................              -            129             53            51
        0.40%..................              -              -              -             -
        0.35%..................              -              -              -             -
        0.30%..................              -              -              -             -
        0.25%..................              -             24             29             7
        0.20%..................              -              7              5             6
        0.15%..................              -              7              -             5
                                 -------------  -------------  ------------- -------------
Total variable account fees....  $          45         13,433          1,900         5,098
                                 =============  =============  ============= =============


     Percentage                     NAATModAgg    NAATModCon       NWBdFd         NWFund        NWGroFd        NWMyMkt
     ----------                  -------------- -------------  ------------- -------------- -------------  -------------
        0.95%..................  $        3,177           236            431        349,136        27,559        118,861
        0.90%..................             781           995              -         63,997         5,191         34,229
        0.80%..................             732           235              -        161,432         7,591        103,080
        0.70%..................             978           508              -         53,812         6,532         29,650
        0.65%..................               -           476            443        134,883        20,835         58,448
        0.60%..................             225            40              -              -            21          1,191
        0.55%..................               -             -              -         17,645           395          7,030
        0.45%..................             100           146              -              -             -              -
        0.40%..................               -             -              -          6,628             -          3,457
        0.35%..................               -             -              -          4,393             -            233
        0.30%..................               -             -              -          2,013             -            134
        0.25%..................              15             2              -              -             -              -
        0.20%..................              67             2              -              -             -              -
        0.15%..................               9             2              -              -             -              -
                                 -------------- -------------  ------------- -------------- -------------  -------------
Total variable account fees....  $        6,084         2,642            874        793,939        68,124        356,313
                                 ============== =============  ============= ============== =============  =============

     Percentage                      NWIndxFdY     NSATGvtBd      NSATMyMkt     NSATSmCo
     ----------                  -------------  -------------  ------------- -------------
        0.95%..................  $           -            114            319         5,534
        0.90%..................              -              -              -         2,023
        0.80%..................            167              -              -         3,523
        0.70%..................              6              -              -         1,623
        0.65%..................              -              -              -             -
        0.60%..................              -              -              -             6
        0.55%..................             37              -              -           331
        0.45%..................              -              -              -             -
        0.40%..................             62              -              -           209
        0.35%..................              -              -              -             7
        0.30%..................              -              -              -            20
        0.25%..................              -              -              -             -
        0.20%..................              -              -              -             -
        0.15%..................              -              -              -             -
                                 -------------  -------------  ------------- -------------
Total variable account fees....  $         272            114            319        13,276
                                 =============  =============  ============= =============

                                                                     (Continued)

     Percentage                     NSATTotRe     NBAMTGro       NBAMTLMat      NBAMTPart      NBGuard       NBManhFd
     ----------                  -------------- -------------  ------------- -------------- -------------  -------------
        0.95%..................  $          898           179             65            325             -          1,138
        0.90%..................               -             -              -              -             -              -
        0.80%..................               -             -              -              -             -              -
        0.70%..................               -             -              -              -             -              -
        0.65%..................               -             -              -              -         6,774              -
        0.60%..................               -             -              -              -             -              -
        0.55%..................               -             -              -              -             -              -
        0.45%..................               -             -              -              -             -              -
        0.40%..................               -             -              -              -             -              -
        0.35%..................               -             -              -              -             -              -
        0.30%..................               -             -              -              -             -              -
        0.25%..................               -             -              -              -             -              -
        0.20%..................               -             -              -              -             -              -
        0.15%..................               -             -              -              -             -              -
                                 -------------- -------------  ------------- -------------- -------------  -------------
Total variable account fees....  $          898           179             65            325         6,774          1,138
                                 ============== =============  ============= ============== =============  =============

     Percentage                      NBPartTr       PrBalY         PrintY      PrLGCapGrY
     ----------                  -------------  -------------  ------------- -------------
        0.95%..................  $           -              -              -             -
        0.90%..................              -              -              -             -
        0.80%..................              3              -              -             -
        0.70%..................              1             24             11            30
        0.65%..................              -              -              -             -
        0.60%..................              -              -              -             1
        0.55%..................              -              -              -             -
        0.45%..................              -              1              1             1
        0.40%..................              -              -              -             -
        0.35%..................              -              -              -             -
        0.30%..................              -              -              -             -
        0.25%..................              -              -              -             -
        0.20%..................              -              -              -             -
        0.15%..................              -              -              -             -
                                 -------------  -------------  ------------- -------------
Total variable account fees....  $           4             25             12            32
                                 =============  =============  ============= =============


     Percentage                     PrLgCpValY     PrSmCapY        OppGlob       PutInvFd      PutVoyFd       SEI500Ix
     ----------                  -------------- -------------  ------------- -------------- -------------  -------------
        0.95%..................  $            -             -              -         71,426       654,777          5,234
        0.90%..................               -             -              -         12,267       116,397          1,874
        0.80%..................               -             -             22          8,788       122,595              -
        0.70%..................               5            15              -            959        59,040              -
        0.65%..................               -             -              -        203,814        57,277        144,042
        0.60%..................               -             2              -            316         5,547              -
        0.55%..................               -             -              6            631             -              -
        0.45%..................               1             -              -              -             -              -
        0.40%..................               -             -              9              -             -              -
        0.35%..................               -             -              -              -             -              -
        0.30%..................               -             -              -              -         1,610              -
        0.25%..................               -             -              -              -             -              -
        0.20%..................               -             -              -              -             -              -
        0.15%..................               -             -              -              -             -              -
                                 -------------- -------------  ------------- -------------- -------------  -------------
Total variable account fees....  $            6            17             37        298,201     1,017,243        151,150
                                 ============== =============  ============= ============== =============  =============

     Percentage                      SelGroFd      TRIntStk       TemForFd       WPEmGro
     ----------                  -------------  -------------  ------------- -------------
        0.95%..................  $       8,281         91,497        214,800             -
        0.90%..................            305         18,134         37,449             -
        0.80%..................          1,280         19,355         84,679            19
        0.70%..................             96          6,512         23,222             1
        0.65%..................          7,160         44,998         10,756             -
        0.60%..................              -            709              -             -
        0.55%..................             81            431          6,629             -
        0.45%..................              -              -              -             -
        0.40%..................              -              -          2,012             9
        0.35%..................              -              -          1,173             -
        0.30%..................              -              -            674             -
        0.25%..................              -              -              -             -
        0.20%..................              -              -              -             -
        0.15%..................              -              -              -             -
                                 -------------  -------------  ------------- -------------
Total variable account fees....  $      17,203        181,636        381,394            29
                                 =============  =============  ============= =============

--------------------------------------------------------------------------------



                          Independent Auditors' Report
                          ----------------------------



TheBoard of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide DC Variable Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide DC Variable Account as of December 31, 1998, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide DC Variable Account as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 5, 1999















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                                                                  --------------
NATIONWIDE LIFE INSURANCE COMPANY                                    PRSAT STD
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220      U.S. POSTAGE
                                                                       PAID
                                                                     PIQUA, OH
                                                                  PERMIT NO. 444
                                                                  --------------


















Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company